UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2009

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

3 Performance Summary

4 Information About Your Portfolio's Expenses

5 Portfolio Summary

6 Investment Portfolio

29 Financial Statements

31 Financial Highlights

32 Notes to Financial Statements

36 Proxy Voting

37 Summary of Management Fee Evaluation by Independent Fee Consultant

40 Summary of Administrative Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .54% and .79% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2009)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,228	$7,462	$7,209	$8,945	$12,121
	Average annual total return	2.28%	-25.38%	-10.33%	-2.21%	1.94%
Russell 2000 Index	Growth of $10,000	$10,264	$7,499	$7,317	$9,176	$12,650
	Average annual total return	2.64%	-25.01%	-9.89%	-1.71%	2.38%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,227	$7,446	$7,158	$8,841	$10,409
	Average annual total return	2.27%	-25.54%	-10.55%	-2.43%	.56%
Russell 2000 Index	Growth of $10,000	$10,264	$7,499	$7,317	$9,176	$10,932
	Average annual total return	2.64%	-25.01%	-9.89%	-1.71%	1.25%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.80	$ 1,022.70
Expenses Paid per $1,000*	$ 2.46	$ 3.71
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.36	$ 1,021.12
Expenses Paid per $1,000*	$ 2.46	$ 3.71
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.49%	.74%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	100%	96%
Cash Equivalents	—	3%
Government & Agency Obligations	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks and Rights)	6/30/09	12/31/08

Information Technology	20%	16%
Financials	19%	23%
Industrials	16%	17%
Health Care	15%	15%
Consumer Discretionary	13%	11%
Energy	5%	5%
Materials	4%	4%
Utilities	4%	4%
Consumer Staples	3%	4%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (2.4% of Net Assets)
1. Palm, Inc. Provides mobile computing products	0.3%
2. Owens & Minor, Inc. Distributes medical/surgical supplies throughout the United States	0.3%
3. 3Com Corp. Manufacturer of data networking systems	0.3%
4. VistaPrint Ltd. Online supplier of graphic design	0.3%
5. Piedmont Natural Gas Co., Inc. An energy and services company that transports, distributes and sells natural gas	0.2%
6. Solera Holdings, Inc. Provides software and services to the automobile insurance claims processing industry	0.2%
7. Jack Henry & Associates, Inc. Developer of integrated computer systems	0.2%
8. Tetra Tech, Inc. Provider of management consulting and technical services	0.2%
9. Polycom, Inc. Manufacturer of audio and data conferencing products	0.2%
10. Skyworks Solutions, Inc. Provider of front-end modules, radio frequency systems	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 6. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 12.8%
Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.	15,173	52,195
Amerigon, Inc.*	7,200	43,920
ArvinMeritor, Inc. (a)	25,572	112,261
Cooper Tire & Rubber Co.	20,274	201,118
Dana Holding Corp.*	33,666	43,092
Dorman Products, Inc.*	3,710	51,309
Drew Industries, Inc.*	6,300	76,671
Exide Technologies*	17,922	66,849
Fuel Systems Solutions, Inc.* (a)	4,345	87,726
Hawk Corp. "A"*	1,690	23,407
Lear Corp.*	20,200	10,100
Modine Manufacturing Co.	10,906	52,349
Raser Technologies, Inc.* (a)	17,916	50,165
Spartan Motors, Inc. (a)	11,150	126,330
Standard Motor Products, Inc.	5,063	41,871
Stoneridge, Inc.*	5,500	26,400
Superior Industries International, Inc.	8,071	113,801
Tenneco, Inc.*	16,272	172,483
Wonder Auto Technology, Inc.*	5,172	52,392
		1,404,439
Automobiles 0.0%
Winnebago Industries, Inc.	10,214	75,890
Distributors 0.0%
Audiovox Corp. "A"*	5,400	31,644
Core-Mark Holding Co., Inc.*	3,199	83,366
		115,010
Diversified Consumer Services 1.3%
American Public Education, Inc.*	6,062	240,116
Bridgepoint Education, Inc.*	4,882	82,994
Capella Education Co.*	4,917	294,774
ChinaCast Education Corp.*	10,100	71,912
Coinstar, Inc.*	10,081	269,163
Corinthian Colleges, Inc.*	26,882	455,112
CPI Corp.	1,624	27,592
Grand Canyon Education, Inc.*	5,520	92,626
Jackson Hewitt Tax Service, Inc.	9,566	59,883
K12, Inc.* (a)	8,161	175,869
Learning Tree International, Inc.*	2,700	27,810
Lincoln Educational Services Corp.*	3,428	71,748
Mac-Gray Corp.*	3,732	49,412
Matthews International Corp. "A"	10,200	317,424
Nobel Learning Communities, Inc.*	1,137	13,041
Pre-Paid Legal Services, Inc.* (a)	2,578	112,375
Princeton Review, Inc.*	4,474	24,204
Regis Corp.	14,698	255,892
Sotheby's (a)	22,498	317,447
Steiner Leisure Ltd.*	5,000	152,650
Stewart Enterprises, Inc. "A"	27,000	130,140
Universal Technical Institute, Inc.*	6,800	101,524
		3,343,708
Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	9,100	61,425
Ambassadors Group, Inc.	6,222	85,677
Ameristar Casinos, Inc.	8,837	168,168
Bally Technologies, Inc.*	18,243	545,831
Benihana, Inc. "A"*	4,155	26,260
	Shares	Value ($)

BJ's Restaurants, Inc.* (a)	6,499	109,638
Bluegreen Corp.*	5,800	14,616
Bob Evans Farms, Inc.	10,289	295,706
Buffalo Wild Wings, Inc.* (a)	6,006	195,315
California Pizza Kitchen, Inc.*	6,600	87,714
Caribou Coffee Co., Inc.*	2,042	13,110
Carrols Restaurant Group, Inc.*	3,474	23,137
CEC Entertainment, Inc.*	7,731	227,910
Churchill Downs, Inc.	3,319	111,718
CKE Restaurants, Inc.	16,400	139,072
Cracker Barrel Old Country Store, Inc.	7,604	212,152
Denny's Corp.*	32,500	69,875
DineEquity, Inc. (a)	6,044	188,512
Domino's Pizza, Inc.*	12,300	92,127
Dover Downs Gaming & Entertainment, Inc.	5,660	26,319
Einstein Noah Restaurant Group, Inc.*	1,465	12,672
Frisch's Restaurants, Inc.	655	19,349
Gaylord Entertainment Co.* (a)	12,002	152,545
Great Wolf Resorts, Inc.*	11,156	22,758
Interval Leisure Group, Inc.*	13,244	123,434
Isle of Capri Casinos, Inc.*	5,511	73,406
Jack in the Box, Inc.*	19,150	429,917
Krispy Kreme Doughnuts, Inc.*	20,100	60,300
Lakes Entertainment, Inc.*	5,819	16,933
Landry's Restaurants, Inc.*	2,760	23,736
LIFE TIME FITNESS, Inc.* (a)	13,528	270,695
Luby's, Inc.*	6,500	26,390
Marcus Corp.	6,608	69,516
McCormick & Schmick's Seafood Restaurants, Inc.*	4,794	36,482
Monarch Casino & Resort, Inc.*	3,312	24,178
Morgans Hotel Group Co.*	7,914	30,311
Multimedia Games, Inc.*	8,686	43,083
O'Charley's, Inc.	6,000	55,500
Orient-Express Hotels Ltd. "A"	25,907	219,950
P.F. Chang's China Bistro, Inc.*	7,979	255,807
Papa John's International, Inc.*	7,292	180,769
Peet's Coffee & Tea, Inc.* (a)	3,826	96,415
Pinnacle Entertainment, Inc.*	20,279	188,392
Red Lion Hotels Corp.*	4,093	19,646
Red Robin Gourmet Burgers, Inc.*	5,176	97,050
Ruby Tuesday, Inc.*	17,769	118,342
Ruth's Hospitality Group, Inc.*	7,200	26,424
Shuffle Master, Inc.*	17,930	118,517
Sonic Corp.*	20,427	204,883
Speedway Motorsports, Inc.	4,154	57,159
Texas Roadhouse, Inc. "A"* (a)	16,700	182,197
The Cheesecake Factory, Inc.*	20,133	348,301
The Steak n Shake Co.*	8,614	75,286
Town Sports International Holdings, Inc.*	6,800	25,500
Universal Travel Group*	3,400	38,046
Vail Resorts, Inc.*	9,818	263,319
Youbet.com, Inc.*	9,720	32,076
		6,733,566
Household Durables 1.1%
American Greetings Corp. "A"	13,200	154,176
Beazer Homes USA, Inc.* (a)	14,028	25,671
Blyth, Inc.	2,000	65,580
	Shares	Value ($)

Brookfield Homes Corp.* (a)	3,184	12,736
Cavco Industries, Inc.*	2,000	50,660
CSS Industries, Inc.	2,429	49,503
Ethan Allen Interiors, Inc.	8,606	89,158
Furniture Brands International, Inc.	12,800	38,784
Helen of Troy Ltd.*	9,900	166,221
Hooker Furniture Corp.	3,500	40,180
Hovnanian Enterprises, Inc. "A"* (a)	18,267	43,110
iRobot Corp.*	6,600	85,668
La-Z-Boy, Inc.	17,809	84,058
M/I Homes, Inc.*	6,410	62,754
Meritage Homes Corp.*	10,482	197,691
National Presto Industries, Inc.	1,600	121,760
Ryland Group, Inc.	14,401	241,361
Sealy Corp.* (a)	13,900	27,244
Skyline Corp.	2,300	50,025
Standard Pacific Corp.*	34,800	70,644
Stanley Furniture Co., Inc.	3,296	35,564
Tempur-Pedic International, Inc.	25,083	327,835
Tupperware Brands Corp.	21,042	547,513
Universal Electronics, Inc.*	4,789	96,594
		2,684,490
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	9,500	18,240
Blue Nile, Inc.* (a)	4,200	180,558
drugstore.com, Inc.*	28,601	52,054
Gaiam, Inc. "A"*	5,400	29,538
HSN, Inc.*	13,348	141,088
NutriSystem, Inc.	10,295	149,278
Orbitz Worldwide, Inc.* (a)	11,701	22,232
Overstock.com, Inc.* (a)	5,200	62,192
PetMed Express, Inc.*	7,700	115,731
Shutterfly, Inc.*	6,914	96,450
Stamps.com, Inc.*	4,017	34,064
Ticketmaster Entertainment, Inc.*	12,551	80,578
US Auto Parts Network, Inc.*	2,943	11,095
		993,098
Leisure Equipment & Products 0.6%
Brunswick Corp.	30,311	130,944
Callaway Golf Co.	22,445	113,796
Eastman Kodak Co.	90,000	266,400
JAKKS Pacific, Inc.*	9,321	119,588
Leapfrog Enterprises, Inc.*	11,900	27,251
Marine Products Corp.	3,050	11,438
Polaris Industries, Inc. (a)	10,243	329,005
Pool Corp. (a)	16,186	268,040
RC2 Corp.*	5,819	76,985
Smith & Wesson Holding Corp.*	18,404	104,535
Sport Supply Group, Inc.	2,863	24,593
Steinway Musical Instruments, Inc.*	2,200	23,540
Sturm, Ruger & Co., Inc.	6,304	78,422
		1,574,537
Media 0.8%
Arbitron, Inc.	8,900	141,421
Ascent Media Corp. "A"*	4,706	125,085
Belo Corp. "A"	28,100	50,299
Carmike Cinemas, Inc.	3,550	29,749
Cinemark Holdings, Inc.	10,723	121,384
CKX, Inc.*	19,464	138,000
Crown Media Holdings, Inc.* (a)	4,100	6,847
Dolan Media* (a)	10,066	128,744
E.W. Scripps Co. "A"	8,796	18,384
Fisher Communications, Inc.	2,000	25,580
	Shares	Value ($)

Global Sources Ltd.*	4,880	35,186
Harte-Hanks, Inc.	12,603	116,578
Journal Communications, Inc. "A"	12,400	13,020
Knology, Inc.*	9,870	85,178
Lin TV Corp. "A"*	7,600	12,768
Live Nation, Inc.*	28,118	136,653
LodgeNet Interactive Corp.*	6,546	22,256
Martha Stewart Living Omnimedia, Inc. "A"*	9,422	28,831
Mediacom Communications Corp. "A"*	13,100	66,941
National CineMedia, Inc.	14,100	194,016
Outdoor Channel Holdings, Inc.*	4,600	27,140
Playboy Enterprises, Inc. "B"*	7,160	17,972
PRIMEDIA, Inc.	6,490	13,045
RCN Corp.*	12,300	73,431
Reading International, Inc. "A"*	5,337	24,283
Rentrak Corp.*	3,065	50,358
Scholastic Corp.	7,800	154,362
Sinclair Broadcast Group, Inc. "A"	15,691	30,441
Valassis Communications, Inc.*	16,144	98,640
Value Line, Inc.	300	9,861
World Wrestling Entertainment, Inc. (a)	7,722	96,988
		2,093,441
Multiline Retail 0.3%
99 Cents Only Stores*	15,688	213,043
Dillard's, Inc. "A"	17,718	163,005
Fred's, Inc.	13,468	169,697
Retail Ventures, Inc.*	9,199	20,054
Saks, Inc.*	40,858	181,001
Tuesday Morning Corp.*	10,000	33,700
		780,500
Specialty Retail 3.1%
America's Car-Mart, Inc.*	3,511	71,976
AnnTaylor Stores Corp.*	20,178	161,020
Asbury Automotive Group, Inc.	11,119	113,859
bebe stores, inc.	8,571	58,969
Big 5 Sporting Goods Corp.	7,146	79,035
Books-A-Million, Inc.	2,112	15,016
Borders Group, Inc.*	16,400	60,352
Brown Shoe Co., Inc.	14,625	105,885
Build-A-Bear Workshop, Inc.*	6,100	27,267
Cabela's, Inc. "A"* (a)	13,792	169,642
Cato Corp. "A"	9,150	159,576
Charlotte Russe Holding, Inc.*	7,000	90,160
Charming Shoppes, Inc.*	39,600	147,312
Children's Place Retail Stores, Inc.*	8,019	211,942
Christopher & Banks Corp.	11,902	79,862
Citi Trends, Inc.*	4,900	126,812
Coldwater Creek, Inc.*	19,100	115,746
Collective Brands, Inc.*	21,478	312,934
Conn's, Inc.* (a)	3,400	42,500
Destination Maternity Corp.*	1,506	25,120
Dress Barn, Inc.* (a)	15,080	215,644
DSW, Inc. "A"*	4,100	40,385
Gander Mountain Co.*	1,493	8,958
Genesco, Inc.*	6,427	120,635
Group 1 Automotive, Inc.	8,303	216,044
Gymboree Corp.*	9,813	348,165
Haverty Furniture Companies, Inc. (a)	5,900	53,985
hhgregg, Inc.*	3,700	56,092
Hibbett Sports, Inc.* (a)	9,575	172,350
	Shares	Value ($)

Hot Topic, Inc.*	15,280	111,697
J. Crew Group, Inc.* (a)	16,820	454,476
Jo-Ann Stores, Inc.*	8,891	183,777
Jos. A. Bank Clothiers, Inc.*	6,105	210,378
Kirkland's, Inc.*	4,038	48,496
Lithia Motors, Inc. "A"	5,499	50,811
Lumber Liquidators, Inc.*	4,777	75,286
Midas, Inc.*	4,700	49,256
Monro Muffler Brake, Inc.	5,802	149,169
New York & Co., Inc.*	8,045	24,859
OfficeMax, Inc.	26,275	165,007
Pacific Sunwear of California, Inc.*	21,100	71,107
Pier 1 Imports, Inc.*	30,167	60,032
Rent-A-Center, Inc.*	22,172	395,327
REX Stores Corp.*	2,400	24,144
Sally Beauty Holdings, Inc.* (a)	31,628	201,154
Shoe Carnival, Inc.*	3,258	38,868
Sonic Automotive, Inc. "A"	8,400	85,344
Stage Stores, Inc.	12,744	141,458
Stein Mart, Inc.*	8,896	78,819
Syms Corp.*	1,700	12,767
Systemax, Inc.*	3,400	40,494
Talbots, Inc.	8,000	43,200
The Buckle, Inc. (a)	8,574	272,396
The Finish Line, Inc. "A"	14,170	105,141
The Men's Wearhouse, Inc.	17,477	335,209
The Pep Boys- Manny, Moe & Jack	16,798	170,332
The Wet Seal, Inc. "A"*	32,460	99,652
Tractor Supply Co.*	12,016	496,501
Tween Brands, Inc.*	8,211	54,850
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,190	102,193
West Marine, Inc.*	4,441	24,470
Zale Corp.*	8,000	27,520
Zumiez, Inc.* (a)	6,666	53,395
		7,864,828
Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.*	10,700	38,948
Carter's, Inc.*	19,052	468,870
Cherokee, Inc.	2,500	49,550
Columbia Sportswear Co.	3,900	120,588
Crocs, Inc.*	28,131	95,645
Deckers Outdoor Corp.*	4,399	309,118
FGX International Holdings Ltd.*	4,797	54,590
Fossil, Inc.*	15,702	378,104
Fuqi International, Inc.* (a)	3,300	68,343
G-III Apparel Group Ltd.*	4,400	50,556
Iconix Brand Group, Inc.*	20,068	308,646
Jones Apparel Group, Inc.	28,679	307,726
K-Swiss, Inc. "A"	9,300	79,050
Kenneth Cole Productions, Inc. "A"	2,910	20,457
Liz Claiborne, Inc.	31,870	91,785
Lululemon Athletica, Inc.* (a)	13,994	182,342
Maidenform Brands, Inc.*	6,696	76,803
Movado Group, Inc.	5,700	60,078
Oxford Industries, Inc.	4,492	52,332
Perry Ellis International, Inc.*	3,100	22,568
Quiksilver, Inc.*	42,824	79,224
Skechers USA, Inc. "A"*	11,081	108,261
Steven Madden Ltd.*	5,438	138,397
The Warnaco Group, Inc.*	15,377	498,215
Timberland Co. "A"*	14,589	193,596
True Religion Apparel, Inc.*	8,724	194,545
	Shares	Value ($)

Under Armour, Inc. "A"* (a)	11,094	248,284
Unifi, Inc.*	13,809	19,609
UniFirst Corp.	4,687	174,216
Volcom, Inc.*	6,235	77,937
Weyco Group, Inc.	2,300	53,107
Wolverine World Wide, Inc.	16,613	366,483
		4,987,973
Consumer Staples 3.5%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,000	88,770
Coca-Cola Bottling Co.	1,376	75,859
Heckmann Corp.*	26,686	100,072
National Beverage Corp.*	3,820	40,683
		305,384
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	379	47,413
Casey's General Stores, Inc.	17,041	437,783
Diedrich Coffee, Inc.*	938	22,306
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,140	47,345
Ingles Markets, Inc. "A"	4,300	65,532
Nash Finch Co.	4,400	119,064
Pantry, Inc.*	7,400	122,840
PriceSmart, Inc.	5,200	87,100
Ruddick Corp.	14,642	343,062
Spartan Stores, Inc.	7,400	91,834
Susser Holdings Corp.*	2,300	25,737
The Andersons, Inc. (a)	6,100	182,634
United Natural Foods, Inc.*	14,345	376,556
Village Super Market, Inc. "A"	2,000	59,500
Weis Markets, Inc.	3,639	121,979
Winn-Dixie Stores, Inc.*	18,394	230,661
		2,381,346
Food Products 1.4%
AgFeed Industries, Inc.* (a)	9,622	57,058
Alico, Inc. (a)	1,130	33,923
American Dairy, Inc.*	2,761	109,501
American Italian Pasta Co. "A"*	7,012	204,330
B&G Foods, Inc. "A"	5,933	49,897
Cal-Maine Foods, Inc.	4,716	117,711
Calavo Growers, Inc.	3,427	67,957
Chiquita Brands International, Inc.* (a)	15,376	157,758
Darling International, Inc.*	27,549	181,823
Diamond Foods, Inc.	5,701	159,058
Farmer Brothers Co.	2,144	49,055
Fresh Del Monte Produce, Inc.*	13,727	223,201
Griffin Land & Nurseries, Inc.	1,000	31,280
Hain Celestial Group, Inc.*	13,682	213,576
HQ Sustainable Maritime Industries, Inc.*	3,000	27,450
Imperial Sugar Co.	4,300	52,073
J & J Snack Foods Corp.	4,732	169,879
Lancaster Colony Corp.	6,400	282,048
Lance, Inc.	9,320	215,572
Lifeway Foods, Inc.*	1,481	19,105
Omega Protein Corp.*	6,600	26,796
Overhill Farms, Inc.*	5,050	26,613
Sanderson Farms, Inc.	6,950	312,750
Seneca Foods Corp. "A"*	2,099	70,149
Smart Balance, Inc.*	21,010	143,078
Synutra International, Inc.* (a)	5,903	64,933
Tootsie Roll Industries, Inc.	8,075	183,222
	Shares	Value ($)

TreeHouse Foods, Inc.*	10,570	304,099
Zapata Corp.*	2,645	18,012
Zhongpin, Inc.*	6,900	71,484
		3,643,391
Household Products 0.2%
Central Garden & Pet Co. "A"*	21,200	208,820
Oil-Dri Corp. of America	1,524	22,632
Orchids Paper Products Co.*	1,542	31,688
WD-40 Co.	5,488	159,152
		422,292
Personal Products 0.6%
American Oriental Bioengineering, Inc.* (a)	21,000	111,090
Bare Escentuals, Inc.*	22,329	198,058
Chattem, Inc.* (a)	6,471	440,675
China Sky One Medical, Inc.* (a)	3,425	46,169
China-Biotics, Inc.*	2,500	26,950
Elizabeth Arden, Inc.*	7,957	69,465
Female Health Co.*	4,952	23,770
Inter Parfums, Inc.	5,250	38,535
Mannatech, Inc. (a)	6,100	20,130
Medifast, Inc.*	4,246	48,659
Nu Skin Enterprises, Inc. "A" (a)	16,607	254,087
Nutraceutical International Corp.*	3,491	36,271
Prestige Brands Holdings, Inc.*	11,860	72,939
Revlon, Inc. "A"*	6,257	34,038
Schiff Nutrition International, Inc.*	3,390	17,255
USANA Health Sciences, Inc.*	1,978	58,806
		1,496,897
Tobacco 0.2%
Alliance One International, Inc.*	29,789	113,198
Star Scientific, Inc.* (a)	24,200	21,538
Universal Corp.	8,368	277,065
Vector Group Ltd.	12,529	179,039
		590,840
Energy 4.5%
Energy Equipment & Services 1.6%
Allis-Chalmers Energy, Inc.*	19,438	44,902
Basic Energy Services, Inc.*	8,052	54,995
Bolt Technology Corp.*	2,900	32,596
Boots & Coots, Inc.*	25,346	35,231
Bristow Group, Inc.* (a)	9,845	291,707
Bronco Drilling Co., Inc.*	8,067	34,527
Cal Dive International, Inc.*	14,949	129,010
CARBO Ceramics, Inc. (a)	6,475	221,445
Complete Production Services, Inc.*	19,567	124,446
Dawson Geophysical Co.*	2,600	77,610
Dril-Quip, Inc.*	9,699	369,532
ENGlobal Corp.*	6,739	33,156
Geokinetics, Inc.*	1,900	25,935
Global Industries Ltd.*	33,583	190,080
Gulf Island Fabrication, Inc.	4,100	64,903
GulfMark Offshore, Inc.*	7,700	212,520
Hercules Offshore, Inc.*	29,481	117,040
Hornbeck Offshore Services, Inc.*	7,690	164,489
ION Geophysical Corp.*	30,700	78,899
Key Energy Services, Inc.*	41,602	239,627
Lufkin Industries, Inc.	4,993	209,956
Matrix Service Co.*	9,012	103,458
NATCO Group, Inc. "A"*	6,705	220,729
Natural Gas Services Group*	4,400	58,520
Newpark Resources, Inc.*	30,025	85,571
	Shares	Value ($)

OYO Geospace Corp.*	1,400	35,924
Parker Drilling Co.*	39,057	169,507
PHI, Inc. (Non Voting)*	4,300	73,702
Pioneer Drilling Co.*	14,400	68,976
RPC, Inc.	9,150	76,402
SulphCo, Inc.* (a)	16,900	15,548
Superior Well Services, Inc.*	5,048	30,036
T-3 Energy Services, Inc.*	4,200	50,022
TETRA Technologies, Inc.*	25,217	200,727
TGC Industries, Inc.	4,074	19,840
Union Drilling, Inc.*	3,732	24,706
Willbros Group, Inc.*	13,275	166,070
		4,152,344
Oil, Gas & Consumable Fuels 2.9%
Alon USA Energy, Inc.	2,677	27,707
APCO Argentina, Inc.	2,989	57,478
Approach Resources, Inc.*	3,500	24,150
Arena Resources, Inc.*	12,809	407,967
Atlas America, Inc.	11,397	203,664
ATP Oil & Gas Corp.* (a)	10,142	70,588
Berry Petroleum Co. "A"	14,315	266,116
Bill Barrett Corp.*	12,899	354,207
BPZ Resources, Inc.*	26,647	130,304
Brigham Exploration Co.*	28,777	100,432
Carrizo Oil & Gas, Inc.* (a)	9,636	165,257
Cheniere Energy, Inc.*	17,800	52,332
Clayton Williams Energy, Inc.*	2,000	37,740
Clean Energy Fuels Corp.* (a)	9,972	85,859
Contango Oil & Gas Co.*	4,000	169,960
CREDO Petroleum Corp.*	2,114	22,578
Crosstex Energy, Inc.	13,600	56,576
Cubic Energy, Inc.*	7,838	8,465
CVR Energy, Inc.*	7,515	55,085
Delek US Holdings, Inc.	4,200	35,616
Delta Petroleum Corp.* (a)	61,227	118,168
DHT Maritime, Inc.	16,464	85,777
Endeavour International Corp.* (a)	38,200	51,952
Evergreen Energy, Inc.*	39,300	38,514
FX Energy, Inc.* (a)	14,700	55,713
General Maritime Corp.	16,358	161,781
GeoResources, Inc.*	2,400	24,480
GMX Resources, Inc.* (a)	8,515	90,600
Golar LNG Ltd.	11,000	94,050
Goodrich Petroleum Corp.*	8,451	207,810
Gran Tierra Energy, Inc.* (a)	68,340	235,773
Green Plains Renewable Energy, Inc.*	2,922	19,139
Gulfport Energy Corp.*	8,658	59,307
Harvest Natural Resources, Inc.*	12,100	53,361
International Coal Group, Inc.*	31,755	90,819
Isramco, Inc.*	336	35,794
James River Coal Co.*	9,528	144,159
Knightsbridge Tankers Ltd.	5,700	77,748
McMoRan Exploration Co.* (a)	21,568	128,545
Nordic American Tanker Shipping Ltd. (a)	14,193	451,621
Northern Oil and Gas, Inc.*	9,337	59,477
Oilsands Quest, Inc.* (a)	49,700	47,712
Panhandle Oil & Gas, Inc.	2,200	43,186
Parallel Petroleum Corp.*	13,200	25,608
Patriot Coal Corp.*	22,012	140,437
Penn Virginia Corp.	15,215	249,070
Petroleum Development Corp.*	5,078	79,674
	Shares	Value ($)

PetroQuest Energy, Inc.* (a)	15,011	55,391
PrimeEnergy Corp.*	209	7,484
Rex Energy Corp.*	8,363	47,669
Rosetta Resources, Inc.*	17,566	153,703
Ship Finance International Ltd.	14,573	160,740
Stone Energy Corp.*	12,028	89,248
Swift Energy Co.*	10,766	179,254
Syntroleum Corp.*	20,697	45,740
Teekay Tankers Ltd. "A" (a)	3,911	36,333
Toreador Resources Corp.*	6,681	44,763
Uranerz Energy Corp.*	14,427	27,123
Uranium Energy Corp.*	15,302	44,376
USEC, Inc.*	38,295	203,729
VAALCO Energy, Inc.*	18,700	79,101
Venoco, Inc.*	5,800	44,486
W&T Offshore, Inc.	23,642	230,273
Warren Resources, Inc.*	19,323	47,341
Western Refining, Inc.* (a)	10,384	73,311
Westmoreland Coal Co.*	2,800	22,680
World Fuel Services Corp.	9,967	410,939
Zion Oil & Gas, Inc.*	3,778	40,122
		7,246,162
Financials 19.0%
Capital Markets 2.2%
Allied Capital Corp.	60,249	209,667
American Capital Ltd.	72,287	232,041
Ares Capital Corp.	32,601	262,764
BGC Partners, Inc. "A"	16,416	62,217
BlackRock Kelso Capital Corp.	3,800	23,674
Broadpoint Gleacher Securities, Inc.*	12,637	70,514
Calamos Asset Management, Inc. "A"	6,600	93,126
Capital Southwest Corp.	1,000	72,350
Cohen & Steers, Inc.	6,037	90,253
Diamond Hill Investment Group*	700	28,126
Duff & Phelps Corp. "A"	5,627	100,048
E*TRADE Financial Corp.*	165,833	212,266
Epoch Holding Corp.	4,061	35,087
Evercore Partners, Inc. "A"	3,500	68,740
FBR Capital Markets Corp.*	6,304	29,629
FCStone Group, Inc.*	8,650	34,168
GAMCO Investors, Inc. "A"	2,495	121,008
GFI Group, Inc.	22,425	151,144
Gladstone Capital Corp. (a)	6,870	51,731
Gladstone Investment Corp.	6,600	31,878
Harris & Harris Group, Inc.*	9,500	55,385
Hercules Technology Growth Capital, Inc.	12,426	103,881
International Assets Holding Corp.*	1,449	21,547
JMP Group, Inc.	4,691	36,074
KBW, Inc.*	11,662	335,399
Knight Capital Group, Inc. "A"*	31,173	531,500
Kohlberg Capital Corp.	6,800	42,976
LaBranche & Co., Inc.*	19,418	83,497
Main Street Capital Corp.	2,400	32,856
MCG Capital Corp.*	23,194	56,361
MF Global Ltd.*	33,275	197,321
MVC Capital, Inc.	7,300	61,758
NGP Capital Resources Co.	8,200	48,134
Oppenheimer Holdings, Inc. "A"	3,342	70,750
optionsXpress Holdings, Inc.	14,161	219,920
PennantPark Investment Corp.	6,896	48,962
Penson Worldwide, Inc.*	6,835	61,173
	Shares	Value ($)

Piper Jaffray Companies, Inc.*	6,571	286,956
Prospect Capital Corp.	14,784	136,013
Pzena Investment Management, Inc. "A"	2,800	21,224
Riskmetrics Group, Inc.*	7,351	129,819
Safeguard Scientifics, Inc.*	39,865	52,622
Sanders Morris Harris Group, Inc.	6,136	33,748
Stifel Financial Corp.* (a)	9,193	442,091
SWS Group, Inc.	8,409	117,474
Teton Advisors, Inc.*	40	0
Thomas Weisel Partners Group, Inc.*	6,721	40,460
TICC Capital Corp.	9,591	42,296
TradeStation Group, Inc.*	11,500	97,290
Triangle Capital Corp.	2,500	27,300
US Global Investors, Inc. "A"	4,700	43,522
Virtus Investment Partners, Inc.*	1,760	25,854
Westwood Holdings Group, Inc.	1,838	76,847
		5,561,441
Commercial Banks 5.9%
1st Source Corp.	4,933	85,193
Alliance Financial Corp.	1,287	36,499
American National Bankshares, Inc.	1,893	36,497
Ameris Bancorp.	4,060	25,659
Ames National Corp.	2,109	51,481
Arrow Financial Corp.	2,900	78,300
BancFirst Corp.	2,300	79,534
Banco Latinoamericano de Exportaciones SA "E"	9,200	114,356
Bancorp. Rhode Island, Inc.	1,041	20,518
Bank of Kentucky Financial Corp.	929	26,012
Bank of Marin Bancorp.	1,638	44,144
Bank of the Ozarks, Inc.	4,500	97,335
Banner Corp. (a)	5,700	21,774
Bar Harbor Bankshares	868	26,778
Boston Private Financial Holdings, Inc.	23,599	105,724
Bridge Bancorp., Inc.	2,006	54,603
Bryn Mawr Bank Corp.	2,205	41,608
Camden National Corp.	2,512	85,483
Cape Bancorp., Inc.*	3,654	31,534
Capital City Bank Group, Inc. (a)	3,881	65,395
Cardinal Financial Corp.	9,984	78,175
Cathay General Bancorp. (a)	17,036	162,012
Center Bancorp., Inc.	3,385	27,588
Centerstate Banks, Inc.	2,700	20,034
Central Pacific Financial Corp. (a)	10,212	38,295
Century Bancorp., Inc. "A"	1,033	19,049
Chemical Financial Corp. (a)	7,070	140,764
Chicopee Bancorp., Inc.*	1,931	25,045
Citizens & Northern Corp. (a)	2,800	57,596
Citizens Holdings Co.	1,400	43,680
Citizens Republic Bancorp., Inc.*	38,920	27,633
City Holding Co.	5,300	160,908
CNB Financial Corp.	2,740	38,826
CoBiz Financial, Inc.	5,700	36,537
Colonial BancGroup, Inc. (a)	65,000	40,300
Columbia Banking System, Inc.	6,118	62,587
Community Bank System, Inc.	11,300	164,528
Community Trust Bancorp., Inc.	5,088	136,104
CVB Financial Corp. (a)	23,219	138,617
Eagle Bancorp., Inc.	3,033	26,599
East West Bancorp., Inc. (a)	22,000	142,780
Enterprise Bancorp., Inc.	1,493	17,617
	Shares	Value ($)

Enterprise Financial Services Corp.	3,626	32,960
Farmers Capital Bank Corp.	2,073	52,177
Financial Institutions, Inc.	3,400	46,444
First BanCorp. — North Carolina	4,816	75,515
First BanCorp. — Puerto Rico	27,866	110,071
First Bancorp., Inc.	2,700	52,569
First Busey Corp. (a)	8,518	62,607
First California Financial Group, Inc.*	1,640	10,119
First Commonwealth Financial Corp.	28,491	180,633
First Community Bancshares, Inc.	3,472	44,580
First Financial Bancorp.	13,085	98,399
First Financial Bankshares, Inc.	6,986	351,815
First Financial Corp. — Indiana	3,923	123,888
First Merchants Corp.	6,928	55,632
First Midwest Bancorp., Inc. (a)	16,800	122,808
First of Long Island Corp.	1,711	39,593
First South Bancorp., Inc. (a)	2,400	27,840
FirstMerit Corp. (a)	27,457	466,222
FNB Corp. (a)	30,148	186,616
German American Bancorp., Inc.	3,537	50,968
Glacier Bancorp., Inc. (a)	20,580	303,967
Great Southern Bancorp., Inc.	3,543	72,809
Guaranty Bancorp.*	16,300	31,133
Hampton Roads Bankshares, Inc.	5,915	48,799
Hancock Holding Co.	7,948	258,231
Harleysville National Corp.	13,830	65,001
Heartland Financial USA, Inc. (a)	4,287	61,218
Heritage Financial Corp.	1,668	19,282
Home Bancorp., Inc.*	2,819	33,659
Home Bancshares, Inc.	4,939	94,039
IBERIABANK Corp.	5,357	211,119
Independent Bank Corp. — Massachusetts	6,983	137,565
International Bancshares Corp.	17,980	185,374
Investors Bancorp., Inc.*	15,783	144,572
Lakeland Bancorp., Inc.	6,673	59,990
Lakeland Financial Corp.	4,051	76,969
MainSource Financial Group, Inc.	7,158	53,112
MB Financial, Inc.	12,281	125,143
Merchants Bancshares, Inc.	1,476	32,752
Metro Bancorp., Inc.*	1,500	28,890
MidSouth Bancorp., Inc.	1,407	23,638
Nara Bancorp., Inc.	8,300	42,994
National Bankshares, Inc.	2,224	53,376
National Penn Bancshares, Inc. (a)	29,095	134,128
NBT Bancorp., Inc.	11,445	248,471
Northfield Bancorp., Inc.	6,235	72,451
Northrim BanCorp., Inc.	1,982	27,589
Norwood Financial Corp.	531	16,652
Ohio Valley Banc Corp.	1,246	36,558
Old National Bancorp. (a)	22,702	222,934
Old Point Financial Corp.	515	9,528
Old Second Bancorp., Inc. (a)	4,094	24,155
Oriental Financial Group, Inc.	8,142	78,977
Orrstown Financial Services, Inc.	1,658	61,744
Pacific Capital Bancorp.	16,668	35,670
Pacific Continental Corp.	4,104	49,782
PacWest Bancorp.	8,593	113,084
Park National Corp. (a)	3,708	209,428
Peapack-Gladstone Financial Corp.	2,600	50,154
Penns Woods Bancorp., Inc.	1,195	34,822
Peoples Bancorp., Inc.	3,595	61,295
Peoples Financial Corp.	1,094	20,786
	Shares	Value ($)

Pinnacle Financial Partners, Inc.*	8,200	109,224
Porter Bancorp., Inc.	696	10,544
PremierWest Bancorp.	6,833	23,164
PrivateBancorp., Inc. (a)	11,711	260,453
Prosperity Bancshares, Inc.	15,450	460,873
Renasant Corp.	7,379	110,833
Republic Bancorp., Inc. "A"	3,313	74,841
Republic First Bancorp., Inc.*	2,119	16,528
S&T Bancorp., Inc.	8,260	100,442
S.Y. Bancorp., Inc.	3,860	93,296
Sandy Spring Bancorp., Inc. (a)	5,500	80,850
Santander BanCorp.*	884	6,153
SCBT Financial Corp.	4,446	105,326
Shore Bancshares, Inc.	2,600	46,644
Sierra Bancorp. (a)	2,333	29,466
Signature Bank*	11,894	322,565
Simmons First National Corp. "A"	4,709	125,824
Smithtown Bancorp., Inc.	4,793	61,302
South Financial Group, Inc.	30,379	36,151
Southside Bancshares, Inc.	4,631	105,911
Southwest Bancorp., Inc.	4,716	46,028
State Bancorp., Inc.	4,711	35,615
StellarOne Corp.	7,497	97,086
Sterling Bancorp.	6,018	50,250
Sterling Bancshares, Inc.	27,699	175,335
Sterling Financial Corp. — Washington (a)	17,611	51,248
Suffolk Bancorp.	3,402	87,227
Sun Bancorp., Inc.*	4,438	22,989
Susquehanna Bancshares, Inc.	29,907	146,245
SVB Financial Group* (a)	11,031	300,264
Texas Capital Bancshares, Inc.*	11,928	184,526
The Bancorp., Inc.*	3,467	20,802
Tompkins Financial Corp.	2,888	138,480
Tower Bancorp., Inc.	1,090	38,313
TowneBank	7,346	102,844
TriCo Bancshares	4,571	70,850
Trustmark Corp.	19,240	371,717
UCBH Holdings, Inc. (a)	42,161	53,123
UMB Financial Corp.	10,773	409,482
Umpqua Holdings Corp.	20,165	156,480
Union Bankshares Corp. (a)	4,472	66,946
United Bankshares, Inc. (a)	12,757	249,272
United Community Banks, Inc. (a)	14,537	87,080
United Security Bancshares, Inc.	1,907	41,763
Univest Corp. of Pennsylvania	4,281	86,733
Washington Banking Co.	2,905	27,365
Washington Trust Bancorp., Inc.	4,587	81,786
Webster Financial Corp.	18,254	146,945
WesBanco, Inc.	7,688	111,784
West Bancorp., Inc.	5,400	27,000
Westamerica Bancorp.	9,735	482,953
Western Alliance Bancorp.*	15,938	109,016
Wilber Corp.	1,688	18,737
Wilshire Bancorp., Inc.	7,300	41,975
Wintrust Financial Corp.	8,350	134,268
Yadkin Valley Financial Corp.	5,178	35,780
		15,085,694
Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	14,750	65,343
Cardtronics, Inc.*	3,300	12,573
Cash America International, Inc.	9,868	230,813
	Shares	Value ($)

CompuCredit Holdings Corp.*	5,893	13,554
Credit Acceptance Corp.* (a)	2,037	44,508
Dollar Financial Corp.*	8,100	111,699
EZCORP, Inc. "A"*	15,648	168,685
First Cash Financial Services, Inc.*	7,673	134,431
Nelnet, Inc. "A"*	6,440	87,520
QC Holdings, Inc.	832	4,276
Rewards Network, Inc.*	6,019	22,752
The First Marblehead Corp.*	22,000	44,440
World Acceptance Corp.* (a)	5,629	112,073
		1,052,667
Diversified Financial Services 0.5%
Ampal-American Israel Corp. "A"*	6,562	16,011
Asset Acceptance Capital Corp.*	4,934	37,942
California First National Bancorp.	432	4,925
Compass Diversified Holdings	8,600	69,574
Encore Capital Group, Inc.*	4,300	56,975
Fifth Street Finance Corp.	6,800	68,272
Financial Federal Corp.	8,750	179,812
Life Partners Holdings, Inc.	2,325	32,969
MarketAxess Holdings, Inc.*	10,600	101,018
Medallion Financial Corp.	4,500	34,425
NewStar Financial, Inc.*	8,756	16,724
PHH Corp.* (a)	18,237	331,549
PICO Holdings, Inc.*	6,314	181,212
Portfolio Recovery Associates, Inc.* (a)	5,153	199,576
Primus Guaranty Ltd.*	8,400	19,824
Resource America, Inc.	4,300	23,134
		1,373,942
Insurance 3.2%
Ambac Financial Group, Inc.	99,185	91,250
American Equity Investment Life Holding Co.	17,872	99,726
American Physicians Capital, Inc.	2,365	92,613
American Physicians Service Group, Inc.	2,006	45,516
American Safety Insurance Holdings Ltd.*	3,175	43,212
Amerisafe, Inc.*	6,300	98,028
AmTrust Financial Services, Inc.	7,492	85,409
Argo Group International Holdings Ltd.*	10,373	292,726
Assured Guaranty Ltd. (a)	20,400	252,552
Baldwin & Lyons, Inc.	2,625	51,712
Citizens, Inc.* (a)	11,844	72,012
CNA Surety Corp.*	5,543	74,775
Conseco, Inc.*	62,120	147,224
Crawford & Co. "B"* (a)	7,300	35,040
Delphi Financial Group, Inc. "A"	14,490	281,541
Donegal Group, Inc. "A"	3,566	54,239
Eastern Insurance Holdings, Inc.	2,444	22,998
eHealth, Inc.*	8,300	146,578
EMC Insurance Group, Inc.	1,700	35,377
Employers Holdings, Inc.	16,000	216,800
Enstar Group Ltd.*	2,234	131,471
FBL Financial Group, Inc. "A"	4,147	34,254
First Acceptance Corp.*	4,205	8,957
First Mercury Financial Corp.	5,118	70,475
Flagstone Reinsurance Holdings Ltd.	13,002	133,921
FPIC Insurance Group, Inc.*	2,500	76,550
Greenlight Capital Re Ltd. "A"*	9,400	162,714
Hallmark Financial Services, Inc.*	2,863	20,470
Harleysville Group, Inc.	4,500	126,990
	Shares	Value ($)

Hilltop Holdings, Inc.*	13,263	157,432
Horace Mann Educators Corp.	13,068	130,288
Independence Holding Co.	1,640	10,430
Infinity Property & Casualty Corp.	4,613	168,190
IPC Holdings Ltd.	18,806	514,156
Kansas City Life Insurance Co.	1,400	37,674
Maiden Holdings Ltd. (a)	16,598	108,883
Max Capital Group Ltd.	15,496	286,056
Meadowbrook Insurance Group, Inc.	19,116	124,827
Mercer Insurance Group, Inc.	1,702	27,062
Montpelier Re Holdings Ltd.	29,167	387,629
National Financial Partners Corp.	14,227	104,142
National Interstate Corp.	2,269	34,443
National Western Life Insurance Co. "A"	745	86,979
Navigators Group, Inc.*	4,200	186,606
NYMAGIC, Inc.	1,455	20,195
Phoenix Companies, Inc.*	39,800	66,466
Platinum Underwriters Holdings Ltd.	17,200	491,748
PMA Capital Corp. "A"*	11,800	53,690
Presidential Life Corp.	6,900	52,233
ProAssurance Corp.*	11,074	511,730
RLI Corp.	6,255	280,224
Safety Insurance Group, Inc.	4,474	136,725
Seabright Insurance Holdings*	7,612	77,110
Selective Insurance Group, Inc.	17,700	226,029
State Auto Financial Corp.	4,690	82,075
Stewart Information Services Corp.	5,600	79,800
Tower Group, Inc.	13,526	335,174
United America Indemnity Ltd. "A"*	12,309	58,960
United Fire & Casualty Co.	7,400	126,910
Universal Insurance Holdings, Inc.	4,094	20,552
Zenith National Insurance Corp.	12,586	273,620
		8,263,168
Real Estate Investment Trusts 5.2%
Acadia Realty Trust (REIT)	13,295	173,500
Agree Realty Corp. (REIT)	2,597	47,603
Alexander's, Inc. (REIT)	700	188,720
American Campus Communities, Inc. (REIT)	17,529	388,793
American Capital Agency Corp.	3,281	75,365
Anthracite Capital, Inc. (REIT) (a)	17,800	11,036
Anworth Mortgage Asset Corp. (REIT)	34,110	245,933
Ashford Hospitality Trust (REIT)	21,977	61,755
Associated Estates Realty Corp. (REIT)	5,000	29,800
BioMed Realty Trust, Inc. (REIT)	32,953	337,109
CapLease, Inc. (REIT)	15,565	42,959
Capstead Mortgage Corp. (REIT)	21,353	271,397
Care Investment Trust, Inc. (REIT)	3,700	19,240
CBL & Associates Properties, Inc. (REIT)	24,543	132,287
Cedar Shopping Centers, Inc. (REIT)	13,000	58,760
Cogdell Spencer, Inc. (REIT)	8,988	38,559
Colonial Properties Trust (REIT) (a)	16,293	120,568
Cousins Properties, Inc. (REIT) (a)	13,027	110,729
DCT Industrial Trust, Inc. (REIT)	59,074	241,022
Developers Diversified Realty Corp. (REIT)	46,117	225,051
DiamondRock Hospitality Co. (REIT)	36,100	225,986
DuPont Fabros Technology, Inc. (REIT)	8,813	83,018
Dynex Capital, Inc. (REIT)	3,434	28,159
	Shares	Value ($)

EastGroup Properties, Inc. (REIT)	8,418	277,962
Education Realty Trust, Inc. (REIT)	9,590	41,141
Entertainment Properties Trust (REIT)	11,749	242,029
Equity Lifestyle Properties, Inc. (REIT)	7,038	261,673
Equity One, Inc. (REIT) (a)	10,942	145,091
Extra Space Storage, Inc. (REIT)	28,900	241,315
FelCor Lodging Trust, Inc. (REIT)	21,171	52,081
First Industrial Realty Trust, Inc. (REIT) (a)	13,600	59,160
First Potomac Realty Trust (REIT)	9,200	89,700
Franklin Street Properties Corp. (REIT)	19,819	262,602
Getty Realty Corp. (REIT)	5,750	108,503
Gladstone Commercial Corp. (REIT)	2,731	35,394
Glimcher Realty Trust (REIT)	12,600	36,540
Gramercy Capital Corp. (REIT)*	13,553	21,820
Hatteras Financial Corp. (REIT)	12,098	345,882
Healthcare Realty Trust, Inc. (REIT)	19,842	333,941
Hersha Hospitality Trust (REIT)	16,000	39,680
Highwoods Properties, Inc. (REIT)	23,711	530,415
Home Properties, Inc. (REIT) (a)	11,021	375,816
Inland Real Estate Corp. (REIT)	23,300	163,100
Investors Real Estate Trust (REIT)	19,690	175,044
iStar Financial, Inc. (REIT)	33,442	94,975
Kilroy Realty Corp. (REIT)	12,064	247,795
Kite Realty Group Trust (REIT)	14,993	43,780
LaSalle Hotel Properties (REIT)	17,891	220,775
Lexington Realty Trust (REIT)	27,773	94,428
LTC Properties, Inc. (REIT)	7,800	159,510
Medical Properties Trust, Inc. (REIT) (a)	26,821	162,803
MFA Financial, Inc. (REIT)	74,748	517,256
Mid-America Apartment Communities, Inc. (REIT)	9,420	345,808
Mission West Properties, Inc. (REIT)	6,300	43,029
Monmouth Real Estate Investment Corp. "A" (REIT)	5,900	34,574
National Health Investors, Inc. (REIT)	8,689	232,083
National Retail Properties, Inc. (REIT)	26,850	465,847
NorthStar Realty Finance Corp. (REIT) (a)	20,824	58,932
OMEGA Healthcare Investors, Inc. (REIT)	27,633	428,864
Parkway Properties, Inc. (REIT) (a)	7,200	93,600
Pennsylvania Real Estate Investment Trust (REIT) (a)	11,883	59,415
Post Properties, Inc. (REIT)	14,934	200,713
Potlatch Corp. (REIT)	13,285	322,693
PS Business Parks, Inc. (REIT)	5,100	247,044
RAIT Financial Trust (REIT)	22,200	30,414
Ramco-Gershenson Properties Trust (REIT)	5,800	58,058
Redwood Trust, Inc. (REIT)	26,001	383,775
Resource Capital Corp. (REIT)	6,200	19,840
Saul Centers, Inc. (REIT)	2,316	68,484
Sovran Self Storage, Inc. (REIT)	7,572	186,271
Strategic Hotels & Resorts, Inc. (REIT)	28,800	31,968
Sun Communities, Inc. (REIT)	5,900	81,302
Sunstone Hotel Investors, Inc. (REIT)	25,273	135,211
Tanger Factory Outlet Centers, Inc. (REIT)	12,364	400,965
Transcontinental Realty Investors, Inc. (REIT)*	238	2,873
	Shares	Value ($)

U-Store-It Trust (REIT)	16,900	82,810
UMH Properties, Inc. (REIT)	2,562	20,419
Universal Health Realty Income Trust (REIT)	3,700	116,624
Urstadt Biddle Properties "A" (REIT)	6,800	95,744
Walter Investment Management Corp. (REIT)*	5,975	79,348
Washington Real Estate Investment Trust (REIT)	19,536	437,020
Winthrop Realty Trust (REIT)	3,661	32,693
		13,333,981
Real Estate Management & Development 0.2%
American Realty Investors, Inc.*	631	6,436
Avatar Holdings, Inc.*	2,200	39,974
China Housing & Land Development, Inc.*	8,800	50,688
Consolidated-Tomoka Land Co.	1,775	62,267
Forestar Group, Inc.*	12,353	146,754
Tejon Ranch Co.*	3,600	95,364
		401,483
Thrifts & Mortgage Finance 1.4%
Abington Bancorp., Inc.	6,900	54,924
Astoria Financial Corp.	28,758	246,744
Bank Mutual Corp.	15,731	137,174
BankFinancial Corp.	6,991	61,940
Beneficial Mutual Bancorp., Inc.*	10,900	104,640
Berkshire Hills Bancorp., Inc.	4,540	94,341
Brookline Bancorp., Inc.	19,772	184,275
Brooklyn Federal Bancorp., Inc.	600	6,750
Cheviot Financial Corp.	616	4,928
Clifton Savings Bancorp., Inc.	3,000	32,280
Danvers Bancorp., Inc.	5,800	78,010
Dime Community Bancshares	8,969	81,708
ESB Financial Corp.	2,879	37,773
ESSA Bancorp., Inc.	4,800	65,616
First Defiance Financial Corp.	2,546	33,098
First Financial Holdings, Inc.	3,500	32,900
First Financial Northwest, Inc.	6,400	50,048
First Financial Service Corp.	1,063	18,507
Flagstar Bancorp., Inc.*	12,550	8,534
Flushing Financial Corp.	7,300	68,255
Fox Chase Bancorp., Inc.*	1,600	15,344
Heritage Financial Group	350	3,000
Home Federal Bancorp., Inc.	5,391	54,934
K-Fed Bancorp.	1,069	9,813
Kearny Financial Corp. (a)	5,796	66,306
Kentucky First Federal Bancorp.	719	8,736
Legacy Bancorp., Inc.	2,224	24,686
Meridian Interstate Bancorp., Inc.*	2,800	20,860
MGIC Investment Corp.	43,057	189,451
NASB Financial, Inc.	1,000	28,600
NewAlliance Bancshares, Inc.	35,900	412,850
Northeast Community Bancorp., Inc.	1,657	13,438
Northwest Bancorp., Inc.	6,000	113,160
OceanFirst Financial Corp.	2,797	33,480
Ocwen Financial Corp.*	12,957	168,052
Oritani Financial Corp.*	3,700	50,727
Provident Financial Services, Inc.	20,037	182,337
Provident New York Bancorp.	11,624	94,387
Prudential Bancorp., Inc. of Pennsylvania	1,086	12,826
Radian Group, Inc.	27,250	74,120
Rockville Financial, Inc.	2,500	27,375
Roma Financial Corp.	2,900	36,946
	Shares	Value ($)

The PMI Group, Inc.	25,000	49,500
Tree.com, Inc.*	2,019	19,382
TrustCo Bank Corp.	26,283	155,333
United Financial Bancorp., Inc.	5,500	76,010
ViewPoint Financial Group	3,400	51,782
Waterstone Financial, Inc.*	3,020	8,969
Westfield Financial, Inc. (a)	9,900	89,694
WSFS Financial Corp.	2,200	60,082
		3,554,625
Health Care 14.9%
Biotechnology 4.0%
Acorda Therapeutics, Inc.*	12,722	358,633
Affymax, Inc.*	4,579	84,391
Alkermes, Inc.*	31,732	343,340
Allos Therapeutics, Inc.*	20,961	173,767
Alnylam Pharmaceuticals, Inc.*	12,084	269,111
Amicus Therapeutics, Inc.*	4,973	56,941
Arena Pharmaceuticals, Inc.*	27,614	137,794
ARIAD Pharmaceuticals, Inc.*	28,618	45,503
ArQule, Inc.*	14,500	89,030
Array BioPharma, Inc.*	15,833	49,716
AVI BioPharma, Inc.*	25,167	39,764
BioCryst Pharmaceuticals, Inc.*	6,971	28,093
Cardium Therapeutics, Inc.*	12,409	22,957
Celera Corp.*	27,580	210,435
Cell Therapeutics, Inc.*	155,019	266,633
Celldex Therapeutics, Inc.* (a)	3,747	29,302
Cepheid, Inc.*	19,970	188,117
Chelsea Therapeutics International Ltd.*	7,764	32,686
Cougar Biotechnology, Inc.*	5,120	219,955
Cubist Pharmaceuticals, Inc.*	19,297	353,714
Curis, Inc.*	20,390	32,420
Cytokinetics, Inc.*	14,310	40,497
Cytori Therapeutics, Inc.* (a)	8,857	31,974
Dyax Corp.*	19,302	41,306
Emergent Biosolutions, Inc.*	5,719	81,953
Enzon Pharmaceuticals, Inc.* (a)	15,131	119,081
Facet Biotech Corp.*	8,139	75,611
Genomic Health, Inc.*	4,741	82,162
Geron Corp.* (a)	29,822	228,735
GTx, Inc.* (a)	6,746	62,266
Halozyme Therapeutics, Inc.* (a)	21,121	147,213
Hemispherx Biopharma, Inc.*	38,323	97,340
Human Genome Sciences, Inc.* (a)	45,600	130,416
Idenix Pharmaceuticals, Inc.*	8,923	32,837
Idera Pharmaceuticals, Inc.*	7,086	41,524
ImmunoGen, Inc.*	17,160	147,748
Immunomedics, Inc.*	20,900	53,086
Incyte Corp.* (a)	24,000	78,960
Infinity Pharmaceuticals, Inc.*	5,685	33,200
Insmed, Inc.*	41,835	41,835
InterMune, Inc.*	12,775	194,180
Isis Pharmaceuticals, Inc.* (a)	31,202	514,833
Lexicon Pharmaceuticals, Inc.*	24,000	29,760
Ligand Pharmaceuticals, Inc. "B"*	37,947	108,528
MannKind Corp.* (a)	18,133	150,685
Martek Biosciences Corp.* (a)	11,129	235,378
Maxygen, Inc.*	9,100	61,152
Medarex, Inc.*	43,157	360,361
Medivation, Inc.*	9,867	221,120
Metabolix, Inc.* (a)	7,000	57,540
Micromet, Inc.*	14,028	69,859
	Shares	Value ($)

Molecular Insight Pharmaceuticals, Inc.* (a)	5,200	26,884
Momenta Pharmaceuticals, Inc.*	11,797	141,918
Myriad Pharmaceuticals, Inc.*	9,111	42,366
Nabi Biopharmaceuticals*	19,133	46,302
Nanosphere, Inc.*	3,700	18,167
Neurocrine Biosciences, Inc.*	13,100	42,313
NeurogesX, Inc.*	3,322	18,736
Novavax, Inc.*	21,587	70,805
NPS Pharmaceuticals, Inc.*	15,762	73,451
OncoGenex Pharmaceutical, Inc.*	1,430	31,288
Onyx Pharmaceuticals, Inc.*	19,081	539,229
Opko Health, Inc.* (a)	13,400	23,718
Orexigen Therapeutics, Inc.*	7,500	38,475
Osiris Therapeutics, Inc.* (a)	5,544	74,456
OXiGENE, Inc.*	8,605	18,759
PDL BioPharma, Inc.	40,071	316,561
Pharmasset, Inc.*	6,940	78,075
Poniard Pharmaceuticals, Inc.*	7,511	44,841
Progenics Pharmaceuticals, Inc.*	9,000	46,350
Protalix BioTherapeutics, Inc.*	11,378	51,429
Regeneron Pharmaceuticals, Inc.*	21,124	378,542
Repligen Corp.*	9,600	52,800
Rigel Pharmaceuticals, Inc.*	12,369	149,912
Sangamo BioSciences, Inc.* (a)	13,584	67,105
Savient Pharmaceuticals, Inc.*	20,366	282,273
SciClone Pharmaceuticals, Inc.*	11,399	29,181
Seattle Genetics, Inc.* (a)	24,114	234,388
SIGA Technologies, Inc.*	8,614	72,702
Spectrum Pharmaceuticals, Inc.*	10,858	83,064
StemCells, Inc.*	34,035	57,860
Synta Pharmaceuticals Corp.*	5,100	11,781
Theravance, Inc.*	18,001	263,535
Vanda Pharmaceuticals, Inc.*	18,420	216,803
Vical, Inc.*	10,549	28,588
ZymoGenetics, Inc.*	13,600	62,560
		10,338,659
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.* (a)	7,589	155,878
ABIOMED, Inc.* (a)	10,300	90,846
Accuray, Inc.*	13,189	87,971
Align Technology, Inc.* (a)	20,000	212,000
Alphatec Holdings, Inc.*	9,553	31,716
American Medical Systems Holdings, Inc.*	24,718	390,544
Analogic Corp.	4,300	158,885
AngioDynamics, Inc.*	8,400	111,468
Aspect Medical Systems, Inc.*	5,536	32,718
Atrion Corp.	492	65,972
ATS Medical, Inc.*	15,355	50,518
Bovie Medical Corp.*	5,521	48,088
Cantel Medical Corp.*	4,200	68,166
Cardiac Science Corp.*	6,312	25,374
Cardiovascular Systems, Inc.*	2,805	21,627
Conceptus, Inc.*	10,250	173,225
CONMED Corp.*	10,068	156,255
CryoLife, Inc.*	9,900	54,846
Cutera, Inc.*	4,245	36,592
Cyberonics, Inc.*	9,261	154,010
Cynosure, Inc. "A"*	3,600	27,540
Delcath Systems, Inc.*	7,259	25,987
Dexcom, Inc.*	15,389	95,258
Electro-Optical Sciences, Inc.*	5,775	44,987
	Shares	Value ($)

Endologix, Inc.*	14,308	47,789
EnteroMedics, Inc.*	4,765	15,867
ev3, Inc.*	23,767	254,782
Exactech, Inc.*	2,900	42,050
Greatbatch, Inc.*	7,732	174,821
Haemonetics Corp.*	8,609	490,713
Hansen Medical, Inc.*	8,242	40,715
HeartWare International, Inc.*	1,600	44,656
Home Diagnostics, Inc.*	3,542	21,748
I-Flow Corp.*	7,300	50,662
ICU Medical, Inc.*	4,405	181,266
Immucor, Inc.*	23,661	325,575
Insulet Corp.* (a)	8,639	66,520
Integra LifeSciences Holdings*	6,327	167,729
Invacare Corp.	9,668	170,640
IRIS International, Inc.*	5,900	69,620
Kensey Nash Corp.*	2,700	70,767
MAKO Surgical Corp.*	4,168	37,595
Masimo Corp.*	16,991	409,653
Medical Action Industries, Inc.*	5,100	58,395
Meridian Bioscience, Inc.	13,546	305,869
Merit Medical Systems, Inc.*	9,544	155,567
Micrus Endovascular Corp.*	5,800	52,432
Natus Medical, Inc.*	9,400	108,476
Neogen Corp.*	4,430	128,381
NuVasive, Inc.* (a)	12,184	543,406
NxStage Medical, Inc.*	7,485	44,162
OraSure Technologies, Inc.*	16,342	40,365
Orthofix International NV*	5,900	147,559
Orthovita, Inc.*	22,990	118,398
Palomar Medical Technologies, Inc.*	6,329	92,783
Quidel Corp.*	8,600	125,216
Rochester Medical Corp.*	3,230	43,282
Rockwell Medical Technologies, Inc.*	4,547	34,330
RTI Biologics, Inc.*	17,600	75,504
Sirona Dental Systems, Inc.*	5,649	112,924
Somanetics Corp.*	4,300	70,993
SonoSite, Inc.*	5,928	118,916
Spectranetics Corp.*	11,100	54,723
Stereotaxis, Inc.* (a)	9,450	36,666
STERIS Corp.	19,651	512,498
SurModics, Inc.*	5,144	116,409
Symmetry Medical, Inc.*	11,941	111,290
Synovis Life Technologies, Inc.*	3,900	81,003
Thoratec Corp.*	18,947	507,401
TomoTherapy, Inc.*	15,020	41,305
TranS1, Inc.*	4,130	25,730
Utah Medical Products, Inc.	959	25,615
Vascular Solutions, Inc.*	5,235	40,938
Volcano Corp.*	16,238	227,007
West Pharmaceutical Services, Inc. (a)	10,968	382,235
Wright Medical Group, Inc.*	12,719	206,811
Young Innovations, Inc.	1,729	37,675
Zoll Medical Corp.*	7,058	136,502
		9,924,405
Health Care Providers & Services 3.7%
Air Methods Corp.*	3,700	101,232
Alliance HealthCare Services, Inc.*	8,624	63,214
Allied Healthcare International, Inc.*	14,314	31,061
Allion Healthcare, Inc.*	6,390	38,021
Almost Family, Inc.* (a)	2,521	65,823
	Shares	Value ($)

Amedisys, Inc.*	9,198	303,718
America Service Group, Inc.*	2,655	42,666
American Caresource Holding, Inc.*	3,071	11,486
American Dental Partners, Inc.*	4,113	37,305
AMERIGROUP Corp.*	17,731	476,077
AMN Healthcare Services, Inc.*	10,800	68,904
AmSurg Corp.*	10,300	220,832
Assisted Living Concepts, Inc. "A"*	3,380	49,179
Bio-Reference Laboratories, Inc.*	4,100	129,601
BioScrip, Inc.*	13,912	82,359
Capital Senior Living Corp.*	7,192	32,724
CardioNet, Inc.*	8,231	134,330
Catalyst Health Solutions, Inc.*	12,358	308,209
Centene Corp.*	14,410	287,912
Chemed Corp.	7,578	299,179
Chindex International, Inc.*	4,200	51,954
Clarient, Inc.*	9,648	35,891
Continucare Corp.*	9,074	21,142
CorVel Corp.*	2,450	55,786
Cross Country Healthcare, Inc.*	10,300	70,761
Emergency Medical Services Corp. "A"*	3,309	121,837
Emeritus Corp.*	6,614	87,371
Genoptix, Inc.*	5,625	179,944
Gentiva Health Services, Inc.*	9,731	160,172
Hanger Orthopedic Group, Inc.*	8,843	120,176
Health Grades, Inc.*	7,555	29,540
HEALTHSOUTH Corp.*	29,658	428,262
Healthspring, Inc.*	16,497	179,157
Healthways, Inc.*	11,400	153,330
HMS Holdings Corp.*	8,694	354,020
inVentiv Health, Inc.*	11,233	151,982
IPC The Hospitalist Co.*	5,403	144,206
Kindred Healthcare, Inc.*	13,111	162,183
Landauer, Inc.	3,131	192,056
LCA-Vision, Inc.*	5,151	21,737
LHC Group, Inc.*	5,278	117,224
Magellan Health Services, Inc.*	11,866	389,442
MedCath Corp.*	5,282	62,116
Metropolitan Health Networks, Inc.*	12,654	25,435
Molina Healthcare, Inc.*	4,400	105,248
MWI Veterinary Supply, Inc.*	3,589	125,113
National Healthcare Corp.	2,800	106,232
National Research Corp.	400	9,760
Nighthawk Radiology Holdings, Inc.*	7,773	28,760
NovaMed, Inc.*	6,239	24,644
Odyssey HealthCare, Inc.*	10,952	112,587
Owens & Minor, Inc.	13,988	612,954
PharMerica Corp.*	10,249	201,188
Providence Service Corp.*	3,768	41,260
PSS World Medical, Inc.*	19,911	368,553
Psychiatric Solutions, Inc.*	18,879	429,308
Radnet, Inc.*	9,308	20,943
RehabCare Group, Inc.*	6,300	150,759
Res-Care, Inc.*	8,402	120,149
Skilled Healthcare Group, Inc. "A"*	6,600	49,500
Sun Healthcare Group, Inc.*	14,597	123,199
Sunrise Senior Living, Inc.*	14,827	24,465
The Ensign Group, Inc.	3,567	50,758
Triple-S Management Corp. "B"*	6,843	106,682
Universal American Financial Corp.* (a)	9,552	83,293
US Physical Therapy, Inc.*	3,900	57,525
	Shares	Value ($)

Virtual Radiologic Corp.* (a)	2,413	21,789
WellCare Health Plans, Inc.*	14,196	262,484
		9,336,709
Health Care Technology 0.8%
AMICAS, Inc.*	11,146	30,986
athenahealth, Inc.*	11,272	417,177
Computer Programs & Systems, Inc.	3,300	126,423
Eclipsys Corp.*	18,872	335,544
MedAssets, Inc.*	13,198	256,701
MedQuist, Inc.	2,760	16,781
Merge Healthcare, Inc.*	8,436	36,275
Omnicell, Inc.*	10,700	115,025
Phase Forward, Inc.*	14,532	219,579
Quality Systems, Inc. (a)	7,887	449,243
Transcend Services, Inc.*	1,972	31,256
Vital Images, Inc.*	4,800	54,480
		2,089,470
Life Sciences Tools & Services 1.1%
Accelrys, Inc.*	8,800	52,008
Affymetrix, Inc.*	23,747	140,820
Albany Molecular Research, Inc.*	7,400	62,086
AMAG Pharmaceuticals, Inc.*	5,741	313,861
BioDelivery Sciences International, Inc.*	2,940	19,610
Bruker Corp.*	16,884	156,346
Cambrex Corp.*	10,303	42,448
Clinical Data, Inc.*	3,500	38,570
Dionex Corp.*	5,880	358,856
Enzo Biochem, Inc.* (a)	10,773	47,724
eResearchTechnology, Inc.*	14,300	88,803
Exelixis, Inc.* (a)	36,670	178,583
Harvard Bioscience, Inc.*	7,721	30,498
Kendle International, Inc.*	5,212	63,795
Life Sciences Research, Inc.*	3,200	22,944
Luminex Corp.*	13,910	257,891
Nektar Therapeutics* (a)	31,000	200,880
PAREXEL International Corp.*	19,311	277,692
Sequenom, Inc.* (a)	20,570	80,429
Varian, Inc.*	9,696	382,313
		2,816,157
Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.* (a)	2,300	13,754
Adolor Corp.*	17,000	29,920
Akorn, Inc.*	17,000	20,400
Ardea Biosciences, Inc.*	4,720	74,293
ARYx Therapeutics, Inc.*	6,769	27,956
Auxilium Pharmaceuticals, Inc.* (a)	14,325	449,518
AVANIR Pharmaceuticals, Inc. "A"*	19,980	44,356
Biodel, Inc.*	4,905	25,310
BioMimetic Therapeutics, Inc.* (a)	4,737	43,770
BioSpecifics Technologies Corp.*	1,133	26,999
BMP Sunstone Corp.*	10,642	50,443
Cadence Pharmaceuticals, Inc.*	8,400	83,916
Caraco Pharmaceutical Laboratories Ltd.*	3,300	10,131
Cornerstone Therapeutics, Inc.*	2,025	22,235
Cypress Bioscience, Inc.*	13,200	124,344
DepoMed, Inc.*	16,100	52,325
Discovery Laboratories, Inc.*	39,186	40,362
Durect Corp.* (a)	26,400	62,832
Hi-Tech Pharmacal Co., Inc.*	2,511	22,348
Impax Laboratories, Inc.*	20,384	150,026
Inspire Pharmaceuticals, Inc.*	14,200	78,952
	Shares	Value ($)

Ista Pharmaceuticals, Inc.*	10,931	45,910
Javelin Pharmaceuticals, Inc.* (a)	14,900	18,327
K-V Pharmaceutical Co. "A"*	12,950	41,570
Lannett Co., Inc.*	3,149	21,571
MAP Pharmaceuticals, Inc.*	2,708	33,092
Matrixx Initiatives, Inc.*	3,744	20,929
Medicines Co.*	18,183	152,555
Medicis Pharmaceutical Corp. "A"	19,716	321,765
MiddleBrook Pharmaceuticals, Inc.*	14,000	18,900
Noven Pharmaceuticals, Inc.*	8,500	121,550
Obagi Medical Products, Inc.*	5,800	42,282
Optimer Pharmaceuticals, Inc.*	9,620	144,011
Pain Therapeutics, Inc.*	12,000	64,440
Par Pharmaceutical Companies, Inc.*	12,008	181,921
POZEN, Inc.*	8,900	68,352
Questcor Pharmaceuticals, Inc.*	19,107	95,535
Repros Therapeutics, Inc.*	2,944	21,167
Salix Pharmaceuticals Ltd.*	16,550	163,348
Santarus, Inc.*	16,933	47,751
Sucampo Pharmaceuticals, Inc. "A"*	3,421	21,108
SuperGen, Inc.*	19,104	38,399
ViroPharma, Inc.*	26,671	158,159
VIVUS, Inc.*	24,000	145,920
XenoPort, Inc.*	9,202	213,210
		3,655,962
Industrials 15.7%
Aerospace & Defense 1.8%
AAR Corp.*	13,009	208,794
Aerovironment, Inc.*	4,432	136,772
American Science & Engineering, Inc.	3,048	210,678
Applied Signal Technology, Inc.	4,301	109,719
Argon ST, Inc.*	4,683	96,329
Ascent Solar Technologies, Inc.* (a)	5,087	39,780
Astronics Corp.*	2,973	30,890
Axsys Technologies, Inc.*	3,214	172,399
Ceradyne, Inc.*	8,575	151,435
Cubic Corp.	5,372	192,264
Curtiss-Wright Corp.	15,121	449,547
DigitalGlobe, Inc.*	5,165	99,168
Ducommun, Inc.	3,300	62,007
DynCorp International, Inc. "A"*	8,600	144,394
Esterline Technologies Corp.*	9,930	268,805
GenCorp, Inc.*	18,583	35,494
HEICO Corp.	7,797	282,719
Herley Industries, Inc.*	4,387	48,125
Hexcel Corp.*	32,383	308,610
Ladish Co., Inc.*	5,400	70,038
LMI Aerospace, Inc.*	2,600	26,312
Moog, Inc. "A"*	14,379	371,122
Orbital Sciences Corp.*	18,960	287,623
Stanley, Inc.*	4,005	131,684
Taser International, Inc.*	21,700	98,952
Teledyne Technologies, Inc.*	12,059	394,932
Todd Shipyards Corp.	1,795	29,887
Triumph Group, Inc.	5,606	224,240
		4,682,719
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	18,361	42,598
Atlas Air Worldwide Holdings, Inc.*	5,727	132,809
Dynamex, Inc.*	3,157	48,586
Forward Air Corp.	9,737	207,593
Hub Group, Inc. "A"*	12,532	258,660
	Shares	Value ($)

Pacer International, Inc.	11,700	26,091
		716,337
Airlines 0.6%
AirTran Holdings, Inc.* (a)	40,271	249,277
Alaska Air Group, Inc.*	12,241	223,521
Allegiant Travel Co.* (a)	5,294	209,854
Hawaiian Holdings, Inc.*	17,208	103,592
JetBlue Airways Corp.*	77,236	329,798
Republic Airways Holdings, Inc.*	11,579	75,611
SkyWest, Inc.	18,700	190,740
UAL Corp.* (a)	49,684	158,492
US Airways Group, Inc.*	45,610	110,832
		1,651,717
Building Products 0.6%
AAON, Inc.	4,153	82,728
American Woodmark Corp.	3,400	81,430
Ameron International Corp.	3,086	206,886
Apogee Enterprises, Inc.	9,343	114,919
Builders FirstSource, Inc.* (a)	4,500	18,720
Gibraltar Industries, Inc.	9,350	64,235
Griffon Corp.*	14,598	121,455
Insteel Industries, Inc.	6,400	52,736
NCI Building Systems, Inc.* (a)	5,900	15,576
Quanex Building Products Corp.	12,620	141,596
Simpson Manufacturing Co., Inc.	12,800	276,736
Trex Co., Inc.*	5,400	72,198
Universal Forest Products, Inc.	6,458	213,695
		1,462,910
Commercial Services & Supplies 2.6%
ABM Industries, Inc.	15,423	278,694
Acco Brands Corp.*	18,195	51,310
American Ecology Corp.	6,031	108,076
American Reprographics Co.*	12,149	101,080
AMREP Corp.*	800	8,824
APAC Customer Services, Inc.*	8,339	42,779
ATC Technology Corp.*	6,700	97,150
Bowne & Co., Inc.	9,880	64,319
Cenveo, Inc.* (a)	15,962	67,519
Clean Harbors, Inc.*	6,803	367,294
Comfort Systems USA, Inc.	13,425	137,606
Consolidated Graphics, Inc.*	3,300	57,486
Cornell Companies, Inc.*	4,000	64,840
Courier Corp.	3,250	49,595
Deluxe Corp.	17,223	220,627
EnergySolutions	25,503	234,628
EnerNOC, Inc.* (a)	3,960	85,813
Ennis, Inc.	8,596	107,106
Fuel Tech, Inc.* (a)	5,900	57,230
G & K Services, Inc. "A"	6,172	130,538
GeoEye, Inc.* (a)	6,222	146,590
Healthcare Services Group, Inc.	14,530	259,796
Heritage-Crystal Clean, Inc.*	637	7,740
Herman Miller, Inc.	18,000	276,120
HNI Corp.	15,032	271,478
ICT Group, Inc.*	3,400	29,682
Innerworkings, Inc.*	8,691	41,282
Interface, Inc. "A"	17,041	105,654
Kimball International, Inc. "B"	10,100	63,024
Knoll, Inc.	16,341	123,865
M&F Worldwide Corp.*	3,600	72,000
McGrath Rentcorp.	8,200	156,292
Metalico, Inc.*	8,400	39,144
Mine Safety Appliances Co.	8,948	215,647
	Shares	Value ($)

Mobile Mini, Inc.*	12,251	179,722
Multi-Color Corp.	3,300	40,458
North American Galvanizing & Coatings, Inc.*	4,004	24,264
Perma-Fix Environmental Services, Inc.*	17,632	42,669
Rollins, Inc.	14,773	255,721
Schawk, Inc.	4,900	36,799
Standard Parking Corp.*	2,377	38,721
Standard Register Co.	5,456	17,787
Steelcase, Inc. "A"	24,798	144,324
Sykes Enterprises, Inc.*	11,635	210,477
Team, Inc.*	6,547	102,591
Tetra Tech, Inc.*	20,235	579,733
The Geo Group, Inc.*	17,169	319,000
United Stationers, Inc.*	8,051	280,819
Viad Corp.	6,881	118,491
Waste Services, Inc.*	6,668	34,540
		6,566,944
Construction & Engineering 0.9%
Argan, Inc.*	2,332	32,951
Dycom Industries, Inc.*	13,474	149,157
EMCOR Group, Inc.*	22,097	444,592
Furmanite Corp.*	12,033	53,667
Granite Construction, Inc. (a)	11,463	381,489
Great Lakes Dredge & Dock Co.	13,297	63,560
Insituform Technologies, Inc. "A"*	13,386	227,160
Integrated Electrical Services, Inc.*	2,254	17,604
Layne Christensen Co.*	6,738	137,792
MasTec, Inc.*	17,933	210,175
Michael Baker Corp.*	2,729	115,600
MYR Group, Inc.*	5,980	120,916
Northwest Pipe Co.*	3,200	111,232
Orion Marine Group, Inc.*	7,400	140,600
Pike Electric Corp.*	5,308	63,961
Sterling Construction Co., Inc.*	4,300	65,618
Tutor Perini Corp.*	1,268	22,012
		2,358,086
Electrical Equipment 2.3%
A.O. Smith Corp. (a)	7,388	240,627
Acuity Brands, Inc. (a)	13,735	385,267
Advanced Battery Technologies, Inc.* (a)	15,400	61,908
American Superconductor Corp.* (a)	14,578	382,673
AZZ, Inc.*	4,216	145,073
Baldor Electric Co. (a)	15,579	370,624
Belden, Inc.	15,616	260,787
Brady Corp. "A"	16,100	404,432
Broadwind Energy, Inc.*	10,474	118,566
Chase Corp.	1,840	21,896
China BAK Battery, Inc.*	11,800	34,810
Encore Wire Corp.	6,127	130,811
Ener1, Inc.* (a)	15,938	87,021
Energy Conversion Devices, Inc.* (a)	15,310	216,637
EnerSys*	13,675	248,748
Evergreen Solar, Inc.* (a)	64,608	140,199
Franklin Electric Co., Inc.	7,800	202,176
FuelCell Energy, Inc.* (a)	21,900	91,542
Fushi Copperweld, Inc.*	5,100	42,177
GrafTech International Ltd.*	40,388	456,788
GT Solar International, Inc.* (a)	10,371	55,174
Harbin Electric, Inc.* (a)	3,716	58,118
II-VI, Inc.*	8,500	188,445
	Shares	Value ($)

LaBarge, Inc.*	4,103	38,035
LSI Industries, Inc.	6,275	34,199
Microvision, Inc.* (a)	22,519	69,133
Orion Energy Systems, Inc.* (a)	5,446	20,423
Polypore International, Inc.*	7,565	84,123
Powell Industries, Inc.*	2,711	100,497
Power-One, Inc.* (a)	24,952	37,178
PowerSecure International, Inc.*	5,412	23,055
Preformed Line Products Co.	800	35,248
Regal-Beloit Corp. (a)	11,996	476,481
SatCon Technology Corp.*	16,612	29,902
Ultralife Corp.*	4,000	28,680
Valence Technology, Inc.*	16,500	29,535
Vicor Corp.	6,305	45,522
Woodward Governor Co.	20,171	399,386
		5,795,896
Industrial Conglomerates 0.3%
Otter Tail Corp.	11,928	260,508
Raven Industries, Inc.	5,400	138,240
Seaboard Corp.	109	122,298
Standex International Corp.	4,008	46,493
Tredegar Corp.	9,870	131,468
United Capital Corp.*	400	7,328
		706,335
Machinery 2.7%
3D Systems Corp.*	5,900	42,539
Actuant Corp. "A"	19,039	232,276
Alamo Group, Inc.	1,800	18,180
Albany International Corp. "A"	9,452	107,564
Altra Holdings, Inc.*	9,300	69,657
American Railcar Industries, Inc.	3,400	28,084
Ampco-Pittsburgh Corp.	3,000	70,350
Astec Industries, Inc.*	6,067	180,129
Badger Meter, Inc.	4,988	204,508
Barnes Group, Inc.	15,600	185,484
Blount International, Inc.*	12,802	110,225
Briggs & Stratton Corp.	16,900	225,446
Cascade Corp.	2,953	46,451
Chart Industries, Inc.*	9,500	172,710
China Fire & Security Group, Inc.*	4,594	55,909
CIRCOR International, Inc.	5,679	134,081
CLARCOR, Inc.	17,078	498,507
Colfax Corp.*	7,500	57,900
Columbus McKinnon Corp.*	6,600	83,490
Dynamic Materials Corp.	4,500	86,760
Energy Recovery, Inc.* (a)	11,064	78,333
EnPro Industries, Inc.*	6,600	118,866
ESCO Technologies, Inc.*	8,799	394,195
Federal Signal Corp.	16,269	124,458
Flanders Corp.*	5,240	32,016
Flow International Corp.*	11,800	27,730
Force Protection, Inc.*	24,030	212,425
FreightCar America, Inc.	4,189	70,417
Gorman-Rupp Co.	4,757	95,949
Graham Corp.	3,600	47,880
Greenbrier Companies, Inc.	5,459	39,250
Hurco Companies, Inc.*	2,400	37,512
John Bean Technologies Corp.	9,203	115,222
K-Tron International, Inc.*	800	63,744
Kadant, Inc.*	4,480	50,579
Kaydon Corp.	11,190	364,346
L.B. Foster Co. "A"*	3,400	102,238
Lindsay Corp. (a)	4,150	137,365
	Shares	Value ($)

Met-Pro Corp.	4,600	49,772
Middleby Corp.* (a)	5,427	238,354
Miller Industries, Inc.*	3,148	27,702
Mueller Industries, Inc.	12,497	259,938
Mueller Water Products, Inc. "A"	38,954	145,688
NACCO Industries, Inc. "A"	1,925	55,286
Nordson Corp.	11,237	434,422
Omega Flex, Inc.	800	12,128
PMFG, Inc.*	4,000	35,240
Portec Rail Products, Inc.	2,033	20,025
RBC Bearings, Inc.*	7,245	148,160
Robbins & Myers, Inc.	8,900	171,325
Sauer-Danfoss, Inc.	4,188	25,673
Sun Hydraulics Corp. (a)	4,050	65,489
Tecumseh Products Co. "A"*	6,121	59,435
Tennant Co.	6,217	114,331
The Eastern Co.	1,890	31,185
Titan International, Inc. (a)	12,241	91,440
TriMas Corp.*	4,790	16,142
Twin Disc, Inc.	3,300	22,473
Watts Water Technologies, Inc. "A"	9,801	211,114
		6,958,097
Marine 0.2%
American Commercial Lines, Inc.*	2,968	45,945
Eagle Bulk Shipping, Inc. (a)	16,400	76,916
Genco Shipping & Trading Ltd.	8,866	192,570
Horizon Lines, Inc. "A"	9,164	35,373
International Shipholding Corp.	1,844	49,714
TBS International Ltd. "A"*	4,352	33,989
Ultrapetrol Bahamas Ltd.*	7,200	31,896
		466,403
Professional Services 1.6%
Acacia Research*	10,598	83,406
Administaff, Inc.	7,280	169,406
Barrett Business Services, Inc.	2,358	24,759
CBIZ, Inc.*	14,728	104,863
CDI Corp.	3,926	43,775
COMSYS IT Partners, Inc.*	5,274	30,853
Corporate Executive Board Co.	11,467	238,055
CoStar Group, Inc.*	6,656	265,375
CRA International, Inc.*	3,700	102,712
Diamond Management & Technology Consultants, Inc.	7,599	31,916
Exponent, Inc.*	4,800	117,648
First Advantage Corp. "A"*	3,300	50,193
Franklin Covey Co.*	4,046	25,207
GP Strategies Corp.*	4,947	29,138
Heidrick & Struggles International, Inc.	5,644	103,003
Hill International, Inc.*	7,997	34,387
Huron Consulting Group, Inc.*	7,194	332,579
ICF International, Inc.*	2,898	79,956
Kelly Services, Inc. "A"	9,200	100,740
Kforce, Inc.*	10,000	82,700
Korn/Ferry International*	15,465	164,548
MPS Group, Inc.*	31,016	236,962
Navigant Consulting, Inc.*	16,774	216,720
Odyssey Marine Exploration, Inc.* (a)	16,500	26,400
On Assignment, Inc.*	13,300	52,003
Resources Connection, Inc.*	15,161	260,314
School Specialty, Inc.*	6,500	131,365
Spherion Corp.*	18,043	74,337
The Advisory Board Co.*	5,205	133,768
	Shares	Value ($)

TrueBlue, Inc.*	15,211	127,772
Volt Information Sciences, Inc.*	4,400	27,588
VSE Corp.	1,200	31,392
Watson Wyatt Worldwide, Inc. "A"	14,297	536,566
		4,070,406
Road & Rail 1.0%
AMERCO*	3,000	111,450
Arkansas Best Corp.	8,524	224,607
Avis Budget Group, Inc.*	34,934	197,377
Celadon Group, Inc.*	7,400	62,086
Dollar Thrifty Automotive Group, Inc.*	7,500	104,625
Genesee & Wyoming, Inc. "A"*	10,989	291,318
Heartland Express, Inc. (a)	16,881	248,488
Knight Transportation, Inc.	19,192	317,628
Marten Transport Ltd.*	5,083	105,523
Old Dominion Freight Line, Inc.*	9,382	314,954
Patriot Transportation Holding, Inc.*	400	29,172
Saia, Inc.*	4,549	81,927
Universal Truckload Services, Inc.	2,210	34,587
USA Truck, Inc.*	2,424	32,797
Werner Enterprises, Inc. (a)	14,300	259,116
YRC Worldwide, Inc.* (a)	18,500	32,005
		2,447,660
Trading Companies & Distributors 0.8%
Aceto Corp.	8,081	53,900
Aircastle Ltd.	16,279	119,651
Applied Industrial Technologies, Inc.	14,250	280,725
Beacon Roofing Supply, Inc.*	15,148	219,040
BlueLinx Holdings, Inc.*	3,450	10,350
DXP Enterprises, Inc.*	2,600	29,822
H&E Equipment Services, Inc.*	9,547	89,264
Houston Wire & Cable Co.	5,900	70,269
Interline Brands, Inc.*	10,875	148,770
Kaman Corp.	8,700	145,290
Lawson Products, Inc.	1,100	15,631
RSC Holdings, Inc.* (a)	16,994	114,200
Rush Enterprises, Inc. "A"*	11,140	129,781
TAL International Group, Inc.	4,924	53,672
Textainer Group Holdings Ltd.	2,700	31,023
Titan Machinery, Inc.*	4,470	56,724
United Rentals, Inc.*	20,784	134,888
Watsco, Inc.	8,002	391,538
Willis Lease Finance Corp.*	1,424	18,683
		2,113,221
Transportation Infrastructure 0.0%
CAI International, Inc.*	2,942	15,004
Information Technology 19.5%
Communications Equipment 3.7%
3Com Corp.*	129,999	612,295
Acme Packet, Inc.*	13,023	131,793
ADC Telecommunications, Inc.*	32,381	257,753
ADTRAN, Inc.	18,506	397,324
Airvana, Inc.*	8,143	51,871
Anaren, Inc.*	4,870	86,102
Arris Group, Inc.*	41,634	506,269
Aruba Networks, Inc.*	19,880	173,751
Avocent Corp.*	14,892	207,892
Bel Fuse, Inc. "B"	3,688	59,155
BigBand Networks, Inc.*	12,600	65,142
Black Box Corp.	5,874	196,603
Blue Coat Systems, Inc.*	13,277	219,602
Cogo Group, Inc.*	8,600	51,342
	Shares	Value ($)

Communications Systems, Inc.	1,771	17,356
Comtech Telecommunications Corp.*	9,466	301,776
DG Fastchannel, Inc.*	6,313	115,528
Digi International, Inc.*	8,000	78,000
EMCORE Corp.*	24,473	30,836
EMS Technologies, Inc.*	5,000	104,500
Emulex Corp.*	27,851	272,383
Extreme Networks, Inc.*	29,800	59,600
Globecomm Systems, Inc.*	6,761	48,612
Harmonic, Inc.*	32,937	193,999
Harris Stratex Networks, Inc. "A"*	20,400	132,192
Hughes Communications, Inc.*	2,928	66,846
Infinera Corp.*	28,164	257,137
InterDigital, Inc.*	14,700	359,268
Ixia*	11,211	75,562
KVH Industries, Inc.*	4,433	30,277
Loral Space & Communications, Inc.*	3,722	95,841
NETGEAR, Inc.*	11,500	165,715
Network Equipment Technologies, Inc.*	9,355	39,852
Oplink Communications, Inc.*	7,250	82,650
OpNext, Inc.*	7,700	16,478
Palm, Inc.* (a)	46,292	767,058
ParkerVision, Inc.* (a)	9,458	28,941
PC-Tel, Inc.*	7,100	37,985
Plantronics, Inc.	16,405	310,219
Polycom, Inc.* (a)	28,158	570,763
Powerwave Technologies, Inc.*	43,894	70,669
Riverbed Technology, Inc.* (a)	18,342	425,351
SeaChange International, Inc.*	11,000	88,330
ShoreTel, Inc.*	14,764	118,112
Sonus Networks, Inc.*	68,918	110,958
Starent Networks Corp.*	13,138	320,699
Sycamore Networks, Inc.*	64,621	202,264
Symmetricom, Inc.*	15,100	87,127
Tekelec*	22,291	375,158
UTStarcom, Inc.*	37,400	60,962
ViaSat, Inc.*	8,800	225,632
		9,361,530
Computers & Peripherals 1.1%
3PAR, Inc.*	9,155	113,522
ActivIdentity Corp.*	14,590	36,913
Adaptec, Inc.*	40,600	107,590
Avid Technology, Inc.*	9,800	131,418
Compellent Technologies, Inc.*	5,572	84,973
Cray, Inc.*	11,900	93,772
Data Domain, Inc.*	15,908	530,532
Electronics for Imaging, Inc.*	16,500	175,890
Imation Corp.	9,500	72,295
Immersion Corp.*	10,400	51,376
Intermec, Inc.*	20,908	269,713
Intevac, Inc.*	7,800	67,938
Isilon Systems, Inc.*	8,304	35,209
Netezza Corp.*	15,794	131,406
Novatel Wireless, Inc.*	10,200	92,004
Quantum Corp.*	66,100	54,863
Rimage Corp.*	3,137	52,105
Silicon Graphics International Corp.*	10,300	46,762
STEC, Inc.* (a)	8,518	197,532
Stratasys, Inc.*	6,700	73,633
Super Micro Computer, Inc.*	7,200	55,152
	Shares	Value ($)

Synaptics, Inc.* (a)	11,544	446,176
		2,920,774
Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.	5,675	26,559
Anixter International, Inc.*	10,025	376,840
Benchmark Electronics, Inc.*	21,869	314,914
Brightpoint, Inc.*	16,673	104,540
Checkpoint Systems, Inc.*	13,069	205,053
China Security & Surveillance Technology, Inc.*	10,899	82,178
Cogent, Inc.*	14,321	153,664
Cognex Corp.	13,300	187,929
Coherent, Inc.*	7,300	150,964
Comverge, Inc.*	6,718	81,288
CPI International, Inc.*	2,800	24,332
CTS Corp.	12,090	79,189
Daktronics, Inc.	11,000	84,700
DDi Corp.*	4,353	19,719
DTS, Inc.*	5,961	161,364
Echelon Corp.* (a)	10,790	91,499
Electro Rent Corp.	6,400	60,736
Electro Scientific Industries, Inc.*	9,556	106,836
FARO Technologies, Inc.*	5,800	90,074
ICx Technologies, Inc.*	3,800	22,800
Insight Enterprises, Inc.*	15,362	148,397
IPG Photonics Corp.*	7,645	83,866
L-1 Identity Solutions, Inc.*	25,196	195,017
Littelfuse, Inc.*	7,286	145,428
Maxwell Technologies, Inc.*	7,476	103,393
Measurement Specialties, Inc.*	4,637	32,691
Mercury Computer Systems, Inc.*	7,527	69,625
Methode Electronics, Inc. "A"	12,556	88,143
MTS Systems Corp.	5,600	115,640
Multi-Fineline Electronix, Inc.*	3,238	69,293
Newport Corp.*	11,900	68,901
OSI Systems, Inc.*	5,100	106,335
PAR Technology Corp.*	2,464	15,745
Park Electrochemical Corp.	6,787	146,124
PC Connection, Inc.*	2,400	12,600
PC Mall, Inc.*	3,500	23,660
Plexus Corp.*	13,256	271,218
RadiSys Corp.*	7,474	67,341
RAE Systems, Inc.*	12,612	17,405
Rofin-Sinar Technologies, Inc.*	9,700	194,097
Rogers Corp.*	5,200	105,196
ScanSource, Inc.* (a)	8,921	218,743
Smart Modular Technologies (WWH), Inc.*	13,400	30,418
Spectrum Control, Inc.*	4,034	35,499
SYNNEX Corp.*	6,452	161,235
Technitrol, Inc.	13,727	88,814
TTM Technologies, Inc.*	14,700	117,012
Universal Display Corp.*	9,815	95,991
X-Rite, Inc.*	7,808	11,712
Zygo Corp.*	4,200	19,572
		5,284,289
Internet Software & Services 2.3%
Art Technology Group, Inc.*	42,100	159,980
Bankrate, Inc.* (a)	4,300	108,532
comScore, Inc.*	7,210	96,037
Constant Contact, Inc.*	8,032	159,355
DealerTrack Holdings, Inc.*	12,600	214,200
Dice Holdings, Inc.*	5,000	23,250
	Shares	Value ($)

Digital River, Inc.*	12,773	463,915
DivX, Inc.*	10,606	58,227
EarthLink, Inc.*	35,500	263,055
GSI Commerce, Inc.*	8,598	122,521
Imergent, Inc.	2,421	16,947
InfoSpace, Inc.*	12,100	80,223
Innodata Isogen, Inc.*	6,834	29,933
Internap Network Services Corp.*	17,930	62,576
Internet Brands, Inc. "A"*	9,030	63,210
Internet Capital Group, Inc.*	12,300	82,779
iPass, Inc.*	15,942	25,507
j2 Global Communications, Inc.*	15,015	338,738
Keynote Systems, Inc.*	4,200	32,088
Limelight Networks, Inc.*	10,780	47,432
Liquidity Services, Inc.*	5,500	54,230
LivePerson, Inc.*	13,480	53,920
LoopNet, Inc.*	7,185	55,684
Marchex, Inc. "B"	6,600	22,242
MercadoLibre, Inc.*	8,667	232,969
ModusLink Global Solutions, Inc.*	15,310	105,027
Move, Inc.*	51,757	111,795
NIC, Inc.	16,841	114,014
Omniture, Inc.* (a)	22,675	284,798
OpenTable, Inc.*	1,095	33,036
Openwave Systems, Inc.*	27,507	61,616
Perficient, Inc.*	9,600	67,104
Rackspace Hosting, Inc.*	22,277	308,759
RealNetworks, Inc.*	28,600	85,514
Saba Software, Inc.*	7,942	30,577
SAVVIS, Inc.*	12,000	137,520
Support.com, Inc.	13,900	30,302
Switch & Data Facilities Co.*	6,600	77,418
TechTarget, Inc.* (a)	3,400	13,600
Terremark Worldwide, Inc.*	17,928	103,624
The Knot, Inc.*	10,300	81,164
Travelzoo, Inc.*	1,743	19,086
United Online, Inc.	28,237	183,823
ValueClick, Inc.*	29,141	306,563
Vignette Corp.*	7,940	104,411
VistaPrint Ltd.*	14,174	604,521
Vocus, Inc.*	5,600	110,656
Web.com Group, Inc.*	8,900	50,107
Zix Corp.*	20,485	30,727
		5,923,312
IT Services 2.3%
Acxiom Corp.	22,769	201,050
CACI International, Inc. "A"*	9,996	426,929
Cass Information Systems, Inc.	2,724	89,184
China Information Security Technology, Inc.*	8,580	24,539
CIBER, Inc.*	22,658	70,240
Computer Task Group, Inc.*	4,676	28,524
CSG Systems International, Inc.*	11,723	155,213
CyberSource Corp.*	23,185	354,730
eLoyalty Corp.*	2,008	15,823
Euronet Worldwide, Inc.*	16,293	315,921
Exlservice Holdings, Inc.*	5,300	59,413
Forrester Research, Inc.*	5,200	127,660
Gartner, Inc.*	19,862	303,094
Global Cash Access Holdings, Inc.*	13,514	107,571
Heartland Payment Systems, Inc.	12,530	119,912
iGATE Corp.	7,431	49,193
infoGROUP, Inc.*	11,299	64,517
	Shares	Value ($)

Information Services Group, Inc.*	7,395	22,259
Integral Systems, Inc.*	6,270	52,166
Lionbridge Technologies, Inc.*	18,628	34,276
ManTech International Corp. "A"*	7,340	315,914
MAXIMUS, Inc.	5,854	241,478
MoneyGram International, Inc.*	26,867	47,823
NCI, Inc. "A"*	2,328	70,818
Ness Technologies, Inc.*	14,100	55,131
Online Resources Corp.*	8,500	53,040
Perot Systems Corp. "A"*	29,290	419,726
RightNow Technologies, Inc.*	7,620	89,916
Sapient Corp.*	28,286	177,919
SRA International, Inc. "A"*	13,900	244,084
StarTek, Inc.*	3,805	30,516
Syntel, Inc. (a)	4,270	134,249
TeleTech Holdings, Inc.*	10,888	164,953
The Hackett Group, Inc.*	12,400	28,892
Tier Technologies, Inc. "B"*	5,650	43,392
TNS, Inc.*	8,684	162,825
Unisys Corp.*	250,254	377,884
VeriFone Holdings, Inc.*	24,829	186,466
Virtusa Corp.*	4,203	33,750
Wright Express Corp.*	12,871	327,824
		5,828,814
Semiconductors & Semiconductor Equipment 3.5%
Actel Corp.*	9,068	97,300
Advanced Analogic Technologies, Inc.*	15,554	71,393
Advanced Energy Industries, Inc.*	10,982	98,728
Amkor Technology, Inc.*	37,681	178,231
ANADIGICS, Inc.*	21,044	88,174
Applied Micro Circuits Corp.*	22,088	179,575
Atheros Communications*	20,454	393,535
ATMI, Inc.*	10,506	163,158
Brooks Automation, Inc.*	21,546	96,526
Cabot Microelectronics Corp.*	7,856	222,246
Cavium Networks, Inc.*	12,113	203,620
CEVA, Inc.*	6,200	53,816
Cirrus Logic, Inc.*	23,000	103,500
Cohu, Inc.	7,483	67,197
Cymer, Inc.*	9,940	295,516
Diodes, Inc.*	10,706	167,442
DSP Group, Inc.*	7,600	51,376
Entegris, Inc.*	38,060	103,523
Entropic Communications, Inc.*	17,405	39,161
Exar Corp.*	11,876	85,388
FEI Co.*	12,570	287,853
FormFactor, Inc.*	16,591	286,029
GSI Technology, Inc.*	5,571	21,504
Hittite Microwave Corp.*	7,193	249,957
Intellon Corp.*	6,869	29,193
IXYS Corp.	7,900	79,948
Kopin Corp.*	21,800	80,006
Kulicke & Soffa Industries, Inc.*	20,382	69,910
Lattice Semiconductor Corp.*	40,700	76,516
MEMSIC, Inc.*	4,655	19,737
Micrel, Inc.	15,100	110,532
Microsemi Corp.*	27,288	376,574
Microtune, Inc.*	16,500	38,610
MIPS Technologies, Inc.*	16,000	48,000
MKS Instruments, Inc.*	16,557	218,387
Monolithic Power Systems, Inc.*	11,355	254,466
Netlogic Microsystems, Inc.* (a)	6,033	219,963
	Shares	Value ($)

NVE Corp.*	1,653	80,336
OmniVision Technologies, Inc.*	16,841	174,978
Pericom Semiconductor Corp.*	8,200	69,044
Photronics, Inc.*	13,946	56,481
PLX Technology, Inc.*	10,985	41,413
Power Integrations, Inc.	7,995	190,201
RF Micro Devices, Inc.*	89,189	335,351
Rubicon Technology, Inc.*	4,200	59,976
Rudolph Technologies, Inc.*	10,155	56,056
Semitool, Inc.*	7,200	33,264
Semtech Corp.*	20,443	325,248
Sigma Designs, Inc.* (a)	8,939	143,382
Silicon Image, Inc.*	25,100	57,730
Silicon Storage Technology, Inc.*	28,000	52,360
Skyworks Solutions, Inc.*	56,206	549,695
Standard Microsystems Corp.*	7,261	148,488
Supertex, Inc.*	3,648	91,601
Techwell, Inc.*	5,800	49,300
Tessera Technologies, Inc.*	16,269	411,443
Trident Microsystems, Inc.*	22,400	38,976
TriQuint Semiconductor, Inc.*	49,970	265,341
Ultratech, Inc.*	7,928	97,594
Veeco Instruments, Inc.*	11,100	128,649
Virage Logic Corp.*	4,937	22,217
Volterra Semiconductor Corp.*	7,600	99,864
White Electronic Designs Corp.*	7,034	32,567
Zoran Corp.*	17,375	189,388
		9,027,533
Software 4.5%
ACI Worldwide, Inc.*	11,732	163,779
Actuate Corp.*	14,800	70,744
Advent Software, Inc.*	5,100	167,229
American Software, Inc. "A"	6,800	39,168
ArcSight, Inc.*	6,375	113,284
Ariba, Inc.*	29,329	288,597
AsiaInfo Holdings, Inc.* (a)	9,788	168,451
Blackbaud, Inc.	14,982	232,970
Blackboard, Inc.*	10,674	308,052
Bottomline Technologies, Inc.*	8,300	74,783
Callidus Software, Inc.*	9,100	25,935
Chordiant Software, Inc.*	11,380	41,309
Commvault Systems, Inc.*	14,000	232,120
Concur Technologies, Inc.* (a)	13,358	415,167
Deltek, Inc.* (a)	4,720	20,485
DemandTec, Inc.*	6,500	57,200
Double-Take Software, Inc.*	6,200	53,630
Dynamics Research Corp.*	2,685	26,877
Ebix, Inc.*	2,234	69,969
Entrust, Inc.*	18,300	33,123
Epicor Software Corp.*	16,615	88,059
EPIQ Systems, Inc.* (a)	10,800	165,780
ePlus, Inc.*	1,066	15,532
Fair Isaac Corp. (a)	16,426	253,946
FalconStor Software, Inc.*	12,193	57,917
GSE Systems, Inc.*	5,077	34,270
i2 Technologies, Inc.*	5,500	69,025
Informatica Corp.*	29,280	503,323
Interactive Intelligence, Inc.*	4,200	51,492
Jack Henry & Associates, Inc.	28,068	582,411
JDA Software Group, Inc.*	8,807	131,753
Kenexa Corp.*	7,933	91,785
Lawson Software, Inc.*	46,353	258,650
Manhattan Associates, Inc.*	7,700	140,294
	Shares	Value ($)

Mentor Graphics Corp.*	31,733	173,579
MicroStrategy, Inc. "A"*	3,027	152,016
Monotype Imaging Holdings, Inc.*	7,097	48,331
MSC.Software Corp.*	15,180	101,099
Net 1 UEPS Technologies, Inc.*	12,810	174,088
NetScout Systems, Inc.*	8,667	81,296
NetSuite, Inc.*	5,484	64,766
OpenTV Corp. "A"*	26,600	35,112
OPNET Technologies, Inc.	4,186	38,344
Parametric Technology Corp.*	38,824	453,853
Pegasystems, Inc.	5,017	132,348
Pervasive Software, Inc.*	4,735	28,836
Phoenix Technologies Ltd.*	10,100	27,371
Progress Software Corp.*	13,594	287,785
PROS Holdings, Inc.*	6,260	50,831
QAD, Inc.	3,400	11,050
Quest Software, Inc.*	21,984	306,457
Radiant Systems, Inc.*	9,097	75,505
Renaissance Learning, Inc.	2,200	20,262
Rosetta Stone, Inc.*	2,203	60,450
S1 Corp.*	17,650	121,785
Smith Micro Software, Inc.*	9,500	93,290
Solarwinds, Inc.*	4,121	67,955
Solera Holdings, Inc.*	23,308	592,023
SonicWALL, Inc.*	18,600	101,928
Sourcefire, Inc.*	7,366	91,265
SPSS, Inc.*	6,100	203,557
SRS Labs, Inc.*	3,541	23,548
SuccessFactors, Inc.* (a)	12,402	113,850
SumTotal Systems, Inc.*	10,313	49,605
Symyx Technologies, Inc.*	11,470	67,099
Synchronoss Technologies, Inc.*	6,700	82,209
Take-Two Interactive Software, Inc.* (a)	26,907	254,809
Taleo Corp. "A"*	10,518	192,164
TeleCommunication Systems, Inc. "A"*	12,735	90,546
THQ, Inc.*	23,281	166,692
TIBCO Software, Inc.*	58,887	422,220
TiVo, Inc.*	35,025	367,062
Tyler Technologies, Inc.*	10,514	164,229
Ultimate Software Group, Inc.* (a)	8,100	196,344
Unica Corp.*	4,100	22,468
VASCO Data Security International, Inc.*	8,822	64,489
Websense, Inc.*	14,834	264,639
Wind River Systems, Inc.*	22,870	262,090
		11,446,354
Materials 3.7%
Chemicals 1.8%
A. Schulman, Inc.	7,804	117,918
American Vanguard Corp.	6,533	73,823
Arch Chemicals, Inc.	8,414	206,900
Balchem Corp.	6,114	149,915
Calgon Carbon Corp.* (a)	18,393	255,479
Ferro Corp.	15,432	42,438
GenTek, Inc.*	2,900	64,757
H.B. Fuller Co.	16,393	307,697
Hawkins, Inc.	2,826	63,811
ICO, Inc.* (a)	8,000	21,760
Innophos Holdings, Inc.	5,733	96,830
Innospec, Inc.	8,100	87,075
	Shares	Value ($)

Koppers Holdings, Inc.	6,856	180,793
Landec Corp.*	8,547	58,034
LSB Industries, Inc.*	5,800	93,786
Minerals Technologies, Inc.	6,272	225,917
NewMarket Corp.	3,379	227,508
NL Industries, Inc.	1,832	13,520
Olin Corp.	26,088	310,186
OM Group, Inc.*	10,316	299,370
Omnova Solutions, Inc.*	14,403	46,954
PolyOne Corp.*	30,062	81,468
Quaker Chemical Corp.	3,900	51,831
Rockwood Holdings, Inc.*	16,537	242,102
Sensient Technologies Corp.	16,353	369,087
ShengdaTech, Inc.*	9,400	35,438
Solutia, Inc.*	32,377	186,492
Spartech Corp.	10,200	93,738
Stepan Co.	2,438	107,662
W.R. Grace & Co.*	24,243	299,886
Westlake Chemical Corp.	6,491	132,352
Zep, Inc.	7,176	86,471
Zoltek Companies, Inc.* (a)	9,700	94,284
		4,725,282
Construction Materials 0.1%
Headwaters, Inc.* (a)	14,040	47,174
Texas Industries, Inc. (a)	7,922	248,434
United States Lime & Minerals, Inc.*	566	24,010
US Concrete, Inc.*	13,500	26,730
		346,348
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,734	45,760
Boise, Inc.*	12,300	21,156
Bway Holding Co.*	2,458	43,089
Graphic Packaging Holding Co.*	39,416	72,131
Myers Industries, Inc.	10,497	87,335
Rock-Tenn Co. "A"	12,854	490,509
Silgan Holdings, Inc.	9,003	441,417
		1,201,397
Metals & Mining 0.9%
A.M. Castle & Co.	5,489	66,307
Allied Nevada Gold Corp.*	14,600	117,676
AMCOL International Corp. (a)	7,874	169,921
Brush Engineered Materials, Inc.*	6,600	110,550
Century Aluminum Co.*	15,755	98,154
China Precision Steel, Inc.*	9,934	24,636
Coeur d'Alene Mines Corp.*	22,971	282,543
General Moly, Inc.* (a)	21,500	47,730
General Steel Holdings, Inc.*	4,932	19,580
Haynes International, Inc.*	4,200	99,540
Hecla Mining Co.*	73,131	195,991
Horsehead Holding Corp.*	11,800	87,910
Kaiser Aluminum Corp.	5,200	186,732
Olympic Steel, Inc.	3,000	73,410
Paramount Gold and Silver Corp.*	20,369	30,961
RTI International Metals, Inc.*	8,015	141,625
Stillwater Mining Co.*	13,598	77,645
Sutor Technology Group Ltd.*	3,600	11,772
Universal Stainless & Alloy Products, Inc.*	2,400	39,048
US Gold Corp.*	26,225	69,234
Worthington Industries, Inc.	20,156	257,795
		2,208,760
	Shares	Value ($)

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	12,398	55,667
Clearwater Paper Corp.*	3,806	96,254
Deltic Timber Corp.	3,700	131,239
Domtar Corp.*	13,954	231,357
Glatfelter	15,195	135,235
KapStone Paper and Packaging Corp.*	6,666	31,264
Louisiana-Pacific Corp.*	34,400	117,648
Neenah Paper, Inc.	4,900	43,169
Schweitzer-Mauduit International, Inc.	5,147	140,050
Wausau Paper Corp.	14,680	98,650
		1,080,533
Telecommunication Services 1.3%
Diversified Telecommunication Services 0.9%
AboveNet, Inc.*	2,133	172,730
Alaska Communications Systems Group, Inc. (a)	15,200	111,264
Atlantic Tele-Network, Inc.	3,117	122,467
Cbeyond, Inc.*	7,800	111,930
Cincinnati Bell, Inc.*	73,400	208,456
Cogent Communications Group, Inc.*	15,294	124,646
Consolidated Communications Holdings, Inc.	8,250	96,607
D&E Communications, Inc.	4,707	48,153
FairPoint Communications, Inc.	28,090	16,854
FiberNet Telecom Group, Inc.*	1,828	22,704
General Communication, Inc. "A"*	14,100	97,713
Global Crossing Ltd.*	9,647	88,559
HickoryTech Corp.	4,042	31,043
iBasis, Inc.*	6,400	8,384
inContact, Inc.*	8,490	23,263
Iowa Telecommunications Services, Inc.	11,006	137,685
Neutral Tandem, Inc.*	10,969	323,805
NTELOS Holdings Corp.	10,068	185,452
PAETEC Holding Corp.*	41,166	111,148
Premiere Global Services, Inc.*	20,248	219,488
SureWest Communications*	4,597	48,131
		2,310,482
Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	28,523	238,452
iPCS, Inc.*	5,800	86,768
Shenandoah Telecommunications Co.	8,072	163,781
Syniverse Holdings, Inc.*	23,122	370,646
USA Mobility, Inc.	7,460	95,190
Virgin Mobile USA, Inc. "A"*	12,563	50,503
		1,005,340
Utilities 3.5%
Electric Utilities 1.1%
ALLETE, Inc.	9,000	258,750
Central Vermont Public Service Corp.	3,900	70,590
Cleco Corp.	20,304	455,216
El Paso Electric Co.*	15,017	209,637
Empire District Electric Co.	11,342	187,370
IDACORP, Inc.	15,872	414,894
MGE Energy, Inc.	7,718	258,939
Portland General Electric Co.	25,155	490,019
UIL Holdings Corp.	9,793	219,853
	Shares	Value ($)

Unisource Energy Corp.	11,918	316,304
Unitil Corp.	3,371	69,510
		2,951,082
Gas Utilities 1.4%
Chesapeake Utilities Corp.	2,194	71,371
New Jersey Resources Corp.	14,092	521,968
Nicor, Inc.	15,149	524,458
Northwest Natural Gas Co.	8,840	391,789
Piedmont Natural Gas Co., Inc.	24,639	594,046
South Jersey Industries, Inc.	9,995	348,725
Southwest Gas Corp.	14,962	332,306
The Laclede Group, Inc.	7,398	245,096
WGL Holdings, Inc.	16,838	539,153
		3,568,912
Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.*	19,972	28,360
Multi-Utilities 0.6%
Avista Corp.	18,538	330,162
Black Hills Corp. (a)	13,032	299,605
CH Energy Group, Inc.	5,271	246,156
Florida Public Utilities Co.	1,825	25,605
NorthWestern Corp.	12,100	275,396
PNM Resources, Inc.	29,125	311,929
		1,488,853
Water Utilities 0.4%
American States Water Co.	6,185	214,248
Artesian Resources Corp. "A"	1,786	28,451
Cadiz, Inc.*	4,016	38,674
California Water Service Group	6,530	240,565
Connecticut Water Service, Inc.	2,660	57,695
Consolidated Water Co., Ltd.	5,200	82,420
Middlesex Water Co.	4,231	61,138
Pennichuck Corp.	1,270	28,956
SJW Corp.	4,315	97,951
Southwest Water Co.	8,225	45,402
York Water Co.	3,576	54,820
		950,320
Total Common Stocks (Cost $340,923,081)		251,348,509

Warrants 0.0%
Industrials
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0

Rights 0.0%
Consumer Discretionary
Sealy Corp., Expiration Date 7/2/2009* (a) (Cost $85,444)	13,900	29,468
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.28%**, 11/19/2009 (b) (Cost $734,196)	735,000	734,266
	Shares	Value ($)

Closed-End Investment Companies 0.1%
Apollo Investment Corp.	47,746	286,476
Kayne Anderson Energy Development Co.	3,259	43,214
Total Closed-End Investment Companies (Cost $878,223)		329,690

Securities Lending Collateral 10.8%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $27,497,757)	27,497,757	27,497,757

	Shares	Value ($)

Cash Equivalents 0.3%
Cash Management QP Trust, 0.27% (c) (Cost $623,610)	623,610	623,610
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $370,742,311)+	109.9	280,563,300
Other Assets and Liabilities, Net (a)	(9.9)	(25,203,035)
Net Assets	100.0	255,360,265
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $371,996,503. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $91,443,203. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,717,661 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $108,150,864.
(a) All or a portion of these securities were on loan amounting to $23,815,749 (see Notes to Financial Statements). In addition, included in other assets and liabilities, net are pending sales, amounting to $2,606,769, that are also on loan. The value of all securities loaned at June 30, 2009 amounted to $26,422,518, which is 10.3% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	9/18/2009	81	4,076,720	4,108,320	31,600

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Common Stock and/or Other Equity Investments (e)	$ 251,707,667	$ —	$ 0+
Short-Term Investments (e)	27,497,757	1,357,876	—
Derivatives (f)	31,600	—	—
Total	$ 279,237,024	$ 1,357,876	$ 0
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized appreciation on open futures contracts.
+ At December 31, 2008 market value of security was $0.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $342,620,944) — including $23,815,749 of securities loaned	$ 252,441,933
Investment in Daily Assets Fund Institutional (cost $27,497,757)*	27,497,757
Investment in Cash Management QP Trust (cost $623,610)	623,610
Total investments at value (cost $370,742,311)	280,563,300
Cash	50,709
Receivable for investments sold	33,657,826
Dividends receivable	231,812
Interest receivable	42,570
Receivable for Portfolio shares sold	61,721
Other assets	12,235
Total assets	314,620,173
Liabilities
Payable for investments purchased	31,443,205
Payable upon return of securities loaned	27,497,757
Payable for Portfolio shares redeemed	112,157
Payable for daily variation margin on open futures contracts	6,480
Accrued management fee	72,487
Other accrued expenses and payables	127,822
Total liabilities	59,259,908
Net assets, at value	$ 255,360,265
Net Assets Consist of
Undistributed net investment income	1,540,118
Net unrealized appreciation (depreciation) on: Investments	(90,179,011)
Futures	31,600
Accumulated net realized gain (loss)	(22,440,880)
Paid-in capital	366,408,438
Net assets, at value	$ 255,360,265
Class A Net Asset Value, offering and redemption price per share ($213,596,828 ÷ 26,695,745 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 8.00
Class B Net Asset Value, offering and redemption price per share ($41,763,437 ÷ 5,216,499 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 8.01
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $425)	$ 1,912,234
Interest — Cash Management QP Trust	9,862
Interest	513
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	307,747
Total Income	2,230,356
Expenses: Management fee	395,601
Administration fee	113,029
Custodian fee	12,100
Distribution service fees (Class B)	47,531
Services to shareholders	3,104
Professional fees	33,804
Trustees' fees and expenses	6,097
Reports to shareholders	45,013
Other	29,780
Total expenses before expense reductions	686,059
Expense reductions	(89,015)
Total expenses after expense reductions	597,044
Net investment income (loss)	1,633,312
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(19,709,171)
Futures	1,068,427
Foreign currency	(199)
(18,640,943)
Change in net unrealized appreciation (depreciation) Investments	23,961,207
Futures	(667,457)
Foreign currency	11
23,293,761
Net gain (loss)	4,652,818
Net increase (decrease) in net assets resulting from operations	$ 6,286,130

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 1,633,312	$ 4,678,372
Net realized gain (loss)	(18,640,943)	14,901,111
Change in net unrealized appreciation (depreciation)	23,293,761	(143,865,318)
Net increase (decrease) in net assets resulting from operations	6,286,130	(124,285,835)
Distributions to shareholders from: Net investment income: Class A	(3,930,572)	(4,288,526)
Class B	(665,403)	(769,075)
Net realized gains: Class A	(14,741,493)	(27,269,429)
Class B	(2,865,686)	(5,881,158)
Total distributions	(22,203,154)	(38,208,188)
Portfolio share transactions: Class A Proceeds from shares sold	31,835,972	58,634,125
Reinvestment of distributions	18,672,065	31,557,955
Cost of shares redeemed	(21,420,904)	(64,335,261)
Net increase (decrease) in net assets from Class A share transactions	29,087,133	25,856,819
Class B Proceeds from shares sold	2,703,441	7,947,062
Reinvestment of distributions	3,531,089	6,650,233
Cost of shares redeemed	(3,922,427)	(16,386,534)
Net increase (decrease) in net assets from Class B share transactions	2,312,103	(1,789,239)
Increase (decrease) in net assets	15,482,212	(138,426,443)
Net assets at beginning of period	239,878,053	378,304,496
Net assets at end of period (including undistributed net investment income of $1,540,118 and $4,502,781, respectively)	$ 255,360,265	$ 239,878,053
Other Information
Class A Shares outstanding at beginning of period	22,888,959	20,730,811
Shares sold	4,061,482	5,038,694
Shares issued to shareholders in reinvestment of distributions	2,547,349	2,603,792
Shares redeemed	(2,802,045)	(5,484,338)
Net increase (decrease) in Class A shares	3,806,786	2,158,148
Shares outstanding at end of period	26,695,745	22,888,959
Class B Shares outstanding at beginning of period	4,907,741	4,996,175
Shares sold	352,171	731,345
Shares issued to shareholders in reinvestment of distributions	481,731	548,246
Shares redeemed	(525,144)	(1,368,025)
Net increase (decrease) in Class B shares	308,758	(88,434)
Shares outstanding at end of period	5,216,499	4,907,741

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 8.63	$ 14.71	$ 16.12	$ 14.40	$ 14.35	$ 12.24
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.18	.17	.14	.11	.11
Net realized and unrealized gain (loss)	.07	(4.77)	(.40)	2.34	.42	2.06
Total from investment operations	.13	(4.59)	(.23)	2.48	.53	2.17
Less distributions from: Net investment income	(.16)	(.20)	(.14)	(.10)	(.09)	(.06)
Net realized gains	(.60)	(1.29)	(1.04)	(.66)	(.39)	—
Total distributions	(.76)	(1.49)	(1.18)	(.76)	(.48)	(.06)
Net asset value, end of period	$ 8.00	$ 8.63	$ 14.71	$ 16.12	$ 14.40	$ 14.35
Total Return (%)[c]	2.28**	(34.12)	(1.90)	17.49	4.26	17.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	214	198	305	536	449	450
Ratio of expenses before expense reductions (%)	.57*	.54	.53	.47	.46	.48
Ratio of expenses after expense reductions (%)	.49*	.47	.51	.45	.45	.45
Ratio of net investment income (loss) (%)	1.49*	1.51	1.09	.93	.78	.87
Portfolio turnover rate (%)	18**	25	24[d]	42	26	22
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 8.62	$ 14.70	$ 16.11	$ 14.39	$ 14.34	$ 12.23
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.15	.13	.10	.07	.08
Net realized and unrealized gain (loss)	.08	(4.77)	(.40)	2.34	.43	2.05
Total from investment operations	.13	(4.62)	(.27)	2.44	.50	2.13
Less distributions from: Net investment income	(.14)	(.17)	(.10)	(.06)	(.06)	(.02)
Net realized gains	(.60)	(1.29)	(1.04)	(.66)	(.39)	—
Total distributions	(.74)	(1.46)	(1.14)	(.72)	(.45)	(.02)
Net asset value, end of period	$ 8.01	$ 8.62	$ 14.70	$ 16.11	$ 14.39	$ 14.34
Total Return (%)[c]	2.27**	(34.33)	(2.16)	17.19	3.99	17.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	42	73	68	45	35
Ratio of expenses before expense reductions (%)	.82*	.79	.78	.72	.71	.73
Ratio of expenses after expense reductions (%)	.74*	.72	.76	.70	.70	.70
Ratio of net investment income (loss) (%)	1.24*	1.26	.84	.68	.53	.66
Portfolio turnover rate (%)	18**	25	24[d]	42	26	22
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. The Portfolio has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Portfolio's fiscal year. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio is subject to equity risk. The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

The primary risk exposure of the futures contracts is equity contract risk. See Statement of Assets and Liabilities for net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin. See Statement of Operations for net realized gain (loss) from futures and for change in net unrealized appreciation (depreciation) on futures.

A summary of the open futures contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

From November 1, 2008 through December 31, 2008, the Portfolio incurred approximately $1,846,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2009.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Real Estate Investment Trusts. The Portfolio periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $59,094,031 and $41,667,456, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2009 through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of 0.47% for Class A.

For the period from May 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of 0.51% for Class A.

Accordingly, for the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $88,374 and the amount charged aggregated $307,227, which was equivalent to an annualized effective rate of 0.27% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $113,029, of which $21,356 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2009, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2009
Class B	$ 47,531	$ 8,766

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2009, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2009
Class A	$ 639	$ 639	$ —
Class B	174	—	59
	$ 813	$ 639	$ 59

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,584, of which $4,098 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2009, the Portfolio's custodian fee was reduced by $2 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2009, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 56%. At June 30, 2009, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 49% and 23%, respectively.

G. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, events and transactions from July 1, 2009 through August 13, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Notes

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-3 (R-12546-1 8/09)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2009